Filed Pursuant to Rule 485(a)

Registration No. 2-71299

811-3153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 131	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 137	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

909 A Street, Tacoma, Washington	98402
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 253/627-7001

Mary Beth Rhoden, Associate Counsel Russell Investment Company 909 A Street Tacoma, Washington 98402 253-439-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective

(check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on , pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

LifePoints® Funds Target Distribution Strategies

APRIL 30, 2010

FUND	TICKER SYMBOL

2017 Retirement Distribution Fund – A Shares	RRDAX

2017 Accelerated Distribution Fund – A Shares	RADAX

2027 Extended Distribution Fund – A Shares	REIAX

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street Tacoma, Washington 98402 800-787-7354

RISK/RETURN SUMMARY

2017 RETIREMENT DISTRIBUTION FUND—A SHARES

Non-Fundamental Investment Objective:

The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 75 and 77, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 16 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees

(fees paid directly from your investment)

A Shares
Maximum Sales Charge (Load) Imposed on Purchases	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Deferred Sales Charge (Load)	0.01

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Advisory Fee	[	]%
Distribution (12b-1) Fees	[	]%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account the fee waiver in 1 year only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class A Shares
1 Year	$	[	]
3 Years	$	[	]
5 Years	$	[	]
10 Years	$	[	]

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making a stated annual target distribution for a specific number of years from the Fund’s inception (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $0.70 per share per year payable annually. This distribution is not guaranteed and may include a return of capital. The Fund was opened in 2008 and, as of the date of this Prospectus, has made two distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different unaffiliated money managers. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal risks of investing in the Fund are those associated with:

•

Purchase After Commencement. Investors who purchase shares in the subsequent years after the Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.

•

Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of the Fund’s term.

•

Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

•

Return of Capital. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.

•

Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

•

Investment Model Assumptions. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

•

Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests.

•

Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

•

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

•

International and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results.

A Shares Calendar Year Total Returns

Highest Quarterly Return:    [    ]% ([    ]Q/[    ])

Lowest Quarterly Return:    [    ]% ([    ]Q/[    ])

Average annual total returns for the periods ended December 31, 2009#	1 Year	Since Inception

Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions#	[ ]%	[ ]%

Return After Taxes on Distributions and Sale of Fund Shares#	[ ]%	[ ]%

Barclays Capital U.S. Aggregate Bond Index	[ ]%	[ ]%

Russell 1000® Index	[ ]%	[ ]%

MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[ ]%	[ ]%

Management

RIMCo is the investment adviser of the Fund and the Underlying Funds.

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see How to Purchase Shares on page 16.

•	Redemption of Fund Shares, please see How to Redeem Shares on page 16.

•	Taxes, please see Taxes on page 16.

•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 16.

2017 ACCELERATED DISTRIBUTION FUND—A SHARES

Non-Fundamental Investment Objective:

The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 75 and 77, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 16 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees

(fees paid directly from your investment)

A Shares
Maximum Sales Charge (Load) Imposed on Purchases	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Deferred Sales Charge (Load)	0.01

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Advisory Fee	[	]%
Distribution (12b-1) Fees	[	]%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account the fee waiver in 1 year only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class A Shares
1 Year	$	[	]
3 Years	$	[	]
5 Years	$	[	]
10 Years	$	[	]

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making a stated annual target distribution for a specific number of years from the Fund’s inception (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $1.00 per share per year payable annually. This distribution is not guaranteed and may include a return of capital. The Fund was opened in 2008 and, as of the date of this Prospectus, has made two distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different unaffiliated money managers. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal risks of investing in the Fund are those associated with:

•

Purchase After Commencement. Investors who purchase shares in the subsequent years after the Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.

•

Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of the Fund’s term.

•

Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

•

Return of Capital. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.

•

Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

•

Investment Model Assumptions. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

•

Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests.

•

Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

•

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

•

International and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results.

A Shares Calendar Year Total Returns

Highest Quarterly Return:    [    ]% ([    ]Q/[    ])

Lowest Quarterly Return:    [    ]% ([    ]Q/[    ])

Average annual total returns for the periods ended December 31, 2009#	1 Year	Since Inception

Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions#	[ ]%	[ ]%

Return After Taxes on Distributions and Sale of Fund Shares#	[ ]%	[ ]%

Barclays Capital U.S. Aggregate Bond Index	[ ]%	[ ]%

Russell 1000® Index	[ ]%	[ ]%

MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[ ]%	[ ]%

Management

RIMCo is the investment adviser of the Fund and the Underlying Funds.

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see How to Purchase Shares on page 16.

•	Redemption of Fund Shares, please see How to Redeem Shares on page 16.

•	Taxes, please see Taxes on page 16.

•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 16.

2027 EXTENDED DISTRIBUTION FUND—A SHARES

Non-Fundamental Investment Objective:

The Fund primarily seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 75 and 77, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 16 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees

(fees paid directly from your investment)

A Shares
Maximum Sales Charge (Load) Imposed on Purchases	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Deferred Sales Charge (Load)	0.01

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Advisory Fee	[	]%
Distribution (12b-1) Fees	[	]%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account the fee waiver in 1 year only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class A Shares
1 Year	$	[	]
3 Years	$	[	]
5 Years	$	[	]
10 Years	$	[	]

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making a stated annual target distribution for a specific number of years from the Fund’s inception (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $0.60 per share per year payable annually. This distribution is not guaranteed and may include a return of capital. The Fund was opened in 2008 and, as of the date of this Prospectus, has made two distributions. The Fund intends to make its last annual distribution in 2027. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different unaffiliated money managers. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal risks of investing in the Fund are those associated with:

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Purchase After Commencement. Investors who purchase shares in the subsequent years after the Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.

•

Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of the Fund’s term.

•

Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

•

Return of Capital. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.

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Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

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Investment Model Assumptions. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

•

Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests.

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Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

•

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

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Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

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Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

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International and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

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Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

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Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

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Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results.

A Shares Calendar Year Total Returns

Highest Quarterly Return:    [    ]% ([    ]Q/[    ])

Lowest Quarterly Return:    [    ]% ([    ]Q/[    ])

Average annual total returns for the periods ended December 31, 2009	1 Year	Since Inception

Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions#	[ ]%	[ ]%

Return After Taxes on Distributions and Sale of Fund Shares#	[ ]%	[ ]%

Barclays Capital U.S. Aggregate Bond Index	[ ]%	[ ]%

Russell 1000® Index	[ ]%	[ ]%

MSCI EAFE® Net Index (net of tax on dividends from foreign holdings)	[ ]%	[ ]%

Management

RIMCo is the investment adviser of the Fund and the Underlying Funds.

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see How to Purchase Shares on page 16.

•	Redemption of Fund Shares, please see How to Redeem Shares on page 16.

•	Taxes, please see Taxes on page 16.

•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 16.

How to Purchase Shares

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. There is currently no required minimum initial investment for the Funds offered by this Prospectus. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds’ Prospectus.

How to Redeem Shares

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions and processing times on how to place redemption requests.

For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds’ Prospectus.

Taxes

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds or a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2009, managed over $32 billion in 46 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or Russell Financial Services, Inc. (the “Distributor”) (“Financial Intermediaries”). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide exposure to RIMCo’s “multi-style, multi-manager diversification” investment method utilizing RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Underlying Funds, other than the Russell Money Market Fund, divide responsibility for investment advice between RIMCo and a number of unaffiliated money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the RIC Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Most Underlying Funds’ assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administrative services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. All assets of the Funds are allocated to the Underlying Funds. RIMCo selects, subject to the approval of the Underlying Funds’ Board of Trustees, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them.

Except for the Russell Money Market Fund, RIMCo allocates most of each Underlying Fund’s assets to multiple unaffiliated money managers.

RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds and Underlying Funds, oversee the money managers of the RIC Funds and Underlying Funds and have primary responsibility for the management of the RIC Funds and Underlying Funds (the “RIMCo Managers”) are:

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Matthew Beardsley, Portfolio Manager since September 2009. From October 2007 to September 2009, Mr. Beardsley was an Associate Portfolio Manager. Beginning in 2003, Mr. Beardsley was a Senior Manager Research Analyst covering global equities. Mr. Beardsley has primary responsibility for the management of the Russell Global Equity Fund.

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Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. Mr. Crawshaw has primary responsibility for the management of the Russell Emerging Markets Fund.

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Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Russell Real Estate Securities Fund.

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Tereasa Gandhi, Portfolio Manager since January 2006. From September 2003 to December 2005, Ms. Gandhi was a Senior Research Analyst. Ms. Gandhi has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap and Russell U.S. Growth Funds.

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Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

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Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004, Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Russell U.S. Value and the Russell U.S. Quantitative Equity Funds.

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Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, 2010 Strategy, 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds and the 2017 Retirement Distribution Fund—A Shares, 2017 Accelerated Distribution Fund—A Shares, 2027 Extended Distribution Fund—A Shares, 2017 Retirement Distribution Fund—S Shares, 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the Russell International Developed Markets Fund.

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Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Underlying Funds allocated to the select holdings strategy which may be employed by certain Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

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Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Russell U.S. Core Equity Fund.

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Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. Mr. Tessin has primary responsibility for the management of the Russell U.S. Small & Mid Cap Fund.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

In the last fiscal year, the Funds did not pay RIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Russell U.S. Core Equity Fund, [    ]%; Russell U.S. Quantitative Equity Fund, [    ]%; Russell U.S. Small & Mid Cap Fund, [    ]%; Russell International Developed Markets Fund, [    ]%; Russell Global Equity Fund, [    ]%; Russell Emerging Markets Fund, [    ]%; Russell Strategic Bond Fund, [    ]%; Russell Short Duration Bond Fund, [    ]%; Russell Real Estate Securities Fund, [    ]%; and Russell Money Market Fund, [    ]%.

Each Underlying Fund, except the Russell Money Market Fund, invests its cash reserves in an unregistered fund advised by RIMCo. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the unregistered fund is 0.10%. The fees payable by an Underlying Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Underlying Funds’ Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

Each Underlying Fund, except the Russell Money Market Fund, invests its collateral received in securities lending transactions in an unregistered fund advised by RIMCo. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the securities lending collateral invested in the unregistered fund is 0.10%.

A discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended December 31, 2009.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the unaffiliated money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo or Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board of Trustees, without a shareholder vote. An Underlying Fund is required to notify its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees (“Board”) of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

2017 Retirement Distribution Fund — A Shares (the “Retirement Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

2017 Accelerated Distribution Fund — A Shares (the “Accelerated Distribution Fund”)	The Fund seeks to provide a stated annual target distribution for 10 years from its inception.

2027 Extended Distribution Fund — A Shares (the “Extended Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective primarily by investing in several other RIC Funds (the “Underlying Funds”) representing various asset classes.

The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution (or “decumulation”) of assets during retirement.

The Funds seek to provide a stated annual target distribution for a specific number of years from a Fund’s inception (the “Term”). The Funds were opened in 2008 and, as of the date of this Prospectus, have made two distributions. Each Fund will make its last annual distribution in the year designated in that Fund’s name. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage.

The Funds have different Terms, initial payout ratios (target distribution per share divided by net asset value per share) and objectives. To choose which Fund may be right for you, see “Choosing a Fund.”

In general, if a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into asset classes with higher risk and higher potential return. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions. For more information, please refer to the section “Investments of the Funds” below.

Target Distributions and Return of Capital

The Funds seek to provide steady, predictable, but not guaranteed, distributions.

The Accelerated Distribution Fund has a higher initial payout ratio (target distribution per share divided by net asset value per share) than the Retirement Distribution Fund or the Extended Distribution Fund. Because a Fund’s net asset value (“NAV”) changes daily, a Fund’s payout ratio will change on a daily basis. To calculate the number of shares you should buy, see “Determining How Many Shares to Buy.”

The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified in the table below.

The Funds may not have sufficient income from dividends and interest, short-term realized capital gains and long-term realized capital gains to pay their target distributions. If this occurs, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means you will receive a portion of your investment back as part or all of the annual target distribution. The relative amounts of the target distribution that are derived from return of capital, income or capital gains do not impact a Fund’s ability to make its annual target distributions in the future. A return of capital is not taxed at the time of a distribution but it results in a reduction in the tax basis of your shares. For more information on return of capital, please refer to the section “Dividends and Distributions” and to Appendix A for an illustration of the impact of a return of capital.

If a Fund commences operations later in a calendar year or if you buy your shares later in a calendar year, a portion of the annual target distribution may be attributable to income or net gains that the Fund and/or the Underlying Funds earned prior to your purchase of shares. In such a case, you would generally be taxed on the distribution of such earnings.

In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

The following table sets forth the initial target distributions for the Funds. As described below under “Distribution Overages and Annual Reduction of Target Distribution,” the target distribution per share will be reduced in future years to adjust for any previous Distribution Overages that have been made. The Prospectus will be supplemented to reflect any change in target distribution amount.

Annual Target Distributions:

Retirement Distribution Fund	$0.70 per share per year payable annually

Accelerated Distribution Fund	$1.00 per share per year payable annually

Extended Distribution Fund	$0.60 per share per year payable annually

These distributions are not guaranteed and may include a return of capital.

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

Required Tax Distributions include the following:

Income plus short-term realized capital gains plus long-term realized capital gains

Where Required Tax Distributions are greater than the annual target distribution,

Distribution Overages are computed as follows:

Required Tax Distributions less target annual distribution

To the extent that a Fund makes Distribution Overages the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. You will own the same number of shares but the

Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease.

Please see Appendix A for an example of how the Funds will calculate their reduced per share distributions for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

For additional information on the Funds’ distributions policies please refer to the section “Dividends and Distributions.”

Impact of Changes in Net Asset Value

If the NAV per share for a Fund decreases due to declines in the value of the Fund’s investments or payments of distributions, that Fund’s payout ratio will increase. This means that you would need to make a smaller initial investment in order to receive the same annual distribution. If the NAV per share of a Fund decreases due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

If the NAV per share for a Fund increases due to increases in the value of a Fund’s investments, that Fund’s payout ratio will decrease. This means that you would need to make a larger initial investment in order to receive the same annual distribution. If the NAV per share of a Fund increases due to increases in the value of the Fund’s investments, there is a greater probability that the Fund will make the full amount of each of its target distributions and that a portion of your initial investment will remain at the end of the Term.

You can determine the approximate amount that the NAV per share of a Fund has increased or decreased due to changes in the value of the Fund’s investments by adding the amount of the distribution per share that has been paid each year to the current day’s NAV per share and comparing that sum to the initial NAV of $10.00 per share.

Investments of the Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds may currently include the Russell U.S. Core Equity, Russell U.S. Small & Mid Cap, Russell U.S. Quantitative Equity, Russell International Developed Markets, Russell Global Equity, Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell Emerging Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all of the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

The dynamic asset allocation investment strategy used by each Fund to allocate assets among the Underlying Funds is determined pursuant to a quantitative model. While each Fund uses the same quantitative model, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors include the future distributions to be made by a Fund, the per share NAV of a Fund and the time remaining until the end of a Fund’s 10-year or 20-year Term. The model is run at the end of each trading day to determine the appropriate asset class allocation. A proprietary formula is then used to determine the appropriate allocation to each Underlying Fund. If the application of this formula yields an asset allocation that exceeds specified tolerance levels, a Fund’s allocation to the Underlying Funds is changed.

The model will generally result in the following allocation changes. If a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into Underlying Funds with higher risk and higher potential return. This is because the Fund will have more assets from which to make its target distributions, making it more likely that a Fund will be able to meet its objective of providing a stated annual target distribution. This more aggressive asset allocation is intended to maximize investment return over the remaining life of a Fund and, in the case of the Retirement Distribution Fund and the Extended Distribution Fund, to increase those Funds’ ability to meet their secondary objective of preservation of a portion of capital initially invested. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

The Funds may also invest in fixed income securities issued or guaranteed by the U.S. government or by its agencies and instrumentalities and in index and currency futures and options. It is expected that as a Fund draws near to the end of its 10-year or 20-year Term, it may be more effective for the Fund to invest in index and currency futures and options rather than investing in shares of the Underlying Funds. A Fund may use derivatives such as index and currency futures and options as a substitute for holding physical securities or to facilitate the implementation of its investment strategy, but not for leverage or speculative purposes.

Other Important Considerations

Not a Complete Solution. The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including what your income or cash flow needs will be, how long you estimate you will need that income or cash flow, what other sources of income or cash flow you may have and, if you are purchasing shares of a Fund in an IRA account, whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions once you reach age 70 1/2.

You should consult your own financial and/or tax advisor to determine whether these Funds are an appropriate investment for you.

End of Term. Once a Fund has reached the end of its 10-year or 20-year Term, that Fund may, depending on the facts and circumstances at the time and contingent upon any required Board approval, be merged into another fund and it will no longer make its target distributions. If a Fund is not merged into another fund, it will no longer make its target distributions and the Fund will liquidate and distribute its remaining assets to shareholders. The Board may liquidate or merge a Fund without shareholder approval.

Early Fund Liquidation. Additionally, a Fund may be liquidated prior to the end of its 10-year or 20-year Term if the assets of that Fund are not sufficient to sustain the continued operations of that Fund or if investment performance is substantially below assumptions in the investment model resulting in a Fund not being able to meet its investment objective(s). If this happens, you will stop receiving the target distributions and the Fund will distribute its remaining assets to shareholders. The Board may liquidate a Fund without shareholder approval.

Buying Shares subsequent to the year a Fund commenced operations. The Term of a Fund is measured from the date the Fund commences operations, not when you purchase shares of a Fund. The Funds are designed primarily for investors who purchase shares in the first few years following the inception of the Funds.

The Funds commenced operation in 2008. If you buy Shares in subsequent years, you will receive distributions for a shorter period of time than shareholders who purchased their shares earlier. You will also have a different payout ratio and percentage of your initial investment remaining at the end of the Term, which may be lower or higher than if your shares had been purchased earlier.

Diversification. Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds), and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds in which the Funds invest, except the Russell Real Estate Securities Fund, is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Direct Investment in the Underlying Funds. You may invest directly in the Underlying Funds in which the Funds invest. However, because of the Funds’ proprietary dynamic asset allocation investment model, investors who invest directly in the Underlying Funds will not be able to replicate the Funds’ investment objectives or strategies.

Funds May Close to New Investors. A Fund may close to new investors under certain circumstances, including, but not limited to, the following: 1) if the net asset value of the Fund becomes so large due to strong market returns that the payout ratio is so small as to no longer be meaningful, or 2) if the net asset value of the Fund becomes too low relative to the remaining distributions that there would be a significant risk that future distributions would not be made. Additionally, if a new RIC target distribution fund is launched with a new ten or twenty year term, a Fund may be closed as well. The Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Choosing a Fund

Choosing a Fund Based on its Investment Objective and Strategy

Each Fund is managed pursuant to the same quantitative model and employs the same dynamic asset allocation investment strategies. However, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors include the future distributions to be made by a Fund, the per share NAV of a Fund and the time remaining until the end of a Fund’s 10-year or 20-year Term. The allocation of the Funds to the Underlying Funds is determined by this model. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

When selecting a Fund, you must consider how important preservation of capital is to you. The Retirement Distribution Fund and the Extended Distribution Fund are managed with the secondary objective of seeking preservation of a portion of the capital initially invested and RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of those two Funds. However, it is possible that none of your initial investment will remain at the end of the Term.

Secondly, you should consider the time period during which you seek to receive distributions. The Retirement Distribution Fund and the Accelerated Distribution Fund seek to provide a stated annual target distribution for 10 years from their inception. The Extended Distribution Fund seeks to provide a stated annual target distribution for 20 years from its inception. The Funds commenced operations in 2008. Each Fund will make its last annual distribution in the year designated in that Fund’s name.

Finally, if you have chosen a Fund that seeks to provide a stated annual target distribution for 10 years from its inception, you must decide whether you prefer an accelerated (higher initial payout ratio) or non-accelerated (lower initial payout ratio) target distribution, bearing in mind that this will have an impact on the amount of your initial investment that may remain at the end of the period. If you seek a higher payout ratio (target distribution per share divided by net asset value per share), you would consider an accelerated target distribution strategy. If you seek the possibility of more of your initial investment remaining at the end of the Fund’s ten year Term, you would consider a non-accelerated target distribution strategy. Although the Accelerated Distribution Fund is not managed with the secondary objective of preserving a portion of your initial investment, RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of the Accelerated Distribution Fund. However, it is possible that none of your initial investment will remain at the end of the Term.

These differences are illustrated by the table below:

Fund	Secondary Objective of Capital Preservation	Distribution Term	Payout Ratio[1]
Retirement Distribution Fund	Yes	10 Years	Non-Accelerated
Accelerated Distribution Fund	No	10 Years	Accelerated
Extended Distribution Fund	Yes	20 Years	Non-Accelerated

1	The payout ratio is equal to the target distribution per share divided by the net asset value per share. Because a Fund’s net asset value per share changes daily, each Fund’s payout ratio will change daily. An accelerated payout ratio means a faster distribution (or “decumulation”) of assets. RIMCo expects that an accelerated payout ratio will result in less of your initial investment remaining at the end of a Fund’s Term.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Determining How Many Shares to Buy

Once you have selected a Fund, you must then decide how many shares of that Fund you wish to purchase. First, determine the annual distribution amount that you wish to receive. Next, divide that amount by the per share annual target distribution amount of your selected Fund specified above to determine the number of shares you should purchase. Multiply the number of shares by the current NAV per share to determine your initial investment amount. You will need to take into account the front-end sales charges that you will pay. An example of this calculation is set forth in Appendix B. If you would like assistance with this calculation, please contact your Financial Intermediary.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354 (in Washington, 253-627-7001).

Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.

Most of the securities and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Underlying Funds.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

RUSSELL U.S. CORE EQUITY FUND

Non-Fundamental Investment Objective :

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Core Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2009, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $338.4 billion to $829 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In selecting securities, the Fund considers any security included in the Russell 3000® Index to be economically tied to the U.S. However, other securities not included in the Russell 3000® Index may also be determined by the Fund to be economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in small capitalization stocks.

The Fund may invest a limited amount in equity securities of non-U.S. firms.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Fundamental Investment Objective :

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2009, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $338.4 billion to $829 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In selecting securities, the Fund considers any security included in the Russell 3000® Index to be economically tied to the U.S. However, other securities not included in the Russell 3000® Index may also be determined by the Fund to be economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of their benchmark. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models, price momentum models, cross stock correlation models and volatility prediction models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which a money manager sells a security it does not own in the portion of the Fund managed by it in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a “multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in small capitalization stocks.

The Fund may invest a limited amount in equity securities of non-U.S. firms.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. SMALL & MID CAP FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Small & Mid Cap Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2009, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.93 billion to $78 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small and medium capitalization equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% requirement applies at the time the Fund invests its assets.

In selecting securities, the Fund considers any security included in the Russell 3000® Index to be economically tied to the U.S. However, other securities not included in the Russell 3000® Index may also be determined by the Fund to be economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may invest a limited amount in equity securities of non-U.S. firms.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Russell Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own interests in real estate or real estate related loans. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based but also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

With respect to non-U.S. real estate securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL GLOBAL EQUITY FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund’s securities are denominated primarily in foreign currencies and typically are held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in equity securities of companies that are located in emerging market countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2009, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $349.7 billion to $480 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A money manager may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable a money manager to “lock in” the U.S. dollar price of a security that it plans to buy or sell.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell International Developed Markets Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and ability to invest in markets. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classification are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. For example, some providers currently classify South Korea and Israel as either developed or emerging markets. Additionally, the categorization of a market may change over time.

As a general rule, the Fund considers the following markets to be Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. In selecting securities, the Fund considers any security included in the MSCI World Index ex USA to be economically tied to countries with developed markets. However, other securities not included in the MSCI World Index ex USA may also be determined by the Fund to be economically tied to countries with developed markets.

The Fund may invest in equity securities of companies that are located in emerging market countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2009, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large and medium capitalization companies, ranged from approximately $[ ] billion to $[ ] million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A money manager may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable a money manager to “lock in” the U.S. dollar price of a security that it plans to buy or sell. A money manger may also purchase forward currency contracts for speculative purposes. A money manager may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL EMERGING MARKETS FUND

Non-Fundamental Investment Objective :

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Emerging Markets Fund primarily invests in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in Emerging Market Companies. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2009, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $265 billion to $700 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and are typically held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL STRATEGIC BOND FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Russell Strategic Bond Fund invests primarily in bonds. Bonds are fixed income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency backed securities, including, to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities which may include credit card, automobile loan and/or home equity line of credit receivables.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities that are non-U.S. dollar denominated, including emerging markets debt securities.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the money managers may identify sectors of the fixed income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.25 years as of December 31, 2009, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund employs multiple unaffiliated money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered Fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL SHORT DURATION BOND FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Russell Short Duration Bond Fund invests primarily in bonds. Bonds are fixed income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The duration of the Fund’s portfolio typically ranges within 30% of the duration of the BofA Merrill Lynch US Treasuries 1-3 Yr Index, which was 1.91 years as of December 31, 2009, but may vary up to 50% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency backed securities, including, to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities which may include credit card, automobile loan and/or home equity line of credit receivables.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities that are non-U.S. dollar denominated, including emerging markets debt securities.

The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the money managers may identify sectors of the fixed income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds significantly fewer U.S. Treasury obligations than are represented in the BofA Merrill Lynch US Treasuries 1-3 Yr Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund employs multiple unaffiliated money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered Fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL MONEY MARKET FUND

Non-Fundamental Investment Objective:

The Fund seeks to preserve principal and provide liquidity and current income.

Principal Investment Strategies

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government, its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. U.S. government securities are high quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported by only the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. U.S. government agencies or instrumentalities that issue or guarantee securities include, among others, the U.S. Treasury, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks and the Federal Home Loan Bank.

The Fund’s investments may include adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities whose rates are tied to appropriate money market indexes and are reset periodically. The dollar weighted average maturity of the Fund’s portfolio is 60 days or less.

The types of U.S. government obligations the Fund may purchase include:

•	a variety of U.S. Treasury obligations backed by the full faith and credit of the U.S. government which differ only in their interest rates, maturities and times of issuance, including:

•	U.S. Treasury bills that at time of issuance have maturities of one year or less, and

•

U.S. Treasury notes and U.S. Treasury bonds with remaining maturities of 13 months if fixed rate and 24 months if variable rate (so long as the variable rate is readjusted no less frequently than every 762 days and the next readjustment date is within 397 days);

•	obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and supported by any of the following:

•	the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

•	the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,

•	discretionary authority of the U.S. government agency or instrumentality, or

•	the credit of the agency or instrumentality.

The Fund enters into repurchase agreements collateralized by U.S. government or agency obligations. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund invests in variable rate demand notes, generally municipal debt instruments, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. These are obligations with a “put” right, obligating the provider of the put to buy the security within a specified time and at an agreed upon price.

The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) or other similar current or future government programs. Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, such as Straight-A Funding student loan programs.

Because the Fund may be 100% invested in securities of the U.S. government or any of its agencies or instrumentalities, the Fund’s return may be less than a fund which can invest without limitation in all types of securities.

The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market liquidity and market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

The Fund is a stable value fund and generally pursues a “buy and hold” strategy. However, the Fund may sell securities as a result of changes in creditworthiness of the issuer of those securities, to change the characteristics of the portfolio (e.g., its dollar weighted average maturity), to increase the Fund’s market-based net asset value, to comply with Rule 2a-7 under the Investment Company Act of 1940 or to create liquidity to meet redemptions.

The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund.

RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject tobased on the investments made by the Underlying Funds. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

Fund	Principal Risks	Non-Principal Risks
2017 Retirement Distribution Fund—A Shares

•     Purchase After Commencement

•     Target Distribution

•     Impact of Changes to Net Asset Value

•     Return of Capital

•     Sufficient Assets

•     Investment Model Assumptions

•     New Fund Risk

•     Investing in Affiliated Underlying Funds

•     Asset Allocation

•     Multi-Manager Approach

•     Selection and Management Risk

•     “Select Holdings” Strategy

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Securities of Small Capitalization Companies

•     Preferred Stocks

•     Fixed Income Securities

•     Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

•     Government Issued or Guaranteed Securities, U.S. Government Securities

•     Municipal Obligations

•     Money Market Securities (including commercial paper and bank instruments)

•     Asset-Backed Commercial Paper

•     Funding Agreements

•     Stable $1.00 Net Asset Value Risk

•     Mortgage Backed Securities

•     Asset Backed Securities

•     Credit and Liquidity Enhancements

•     Repurchase Agreements

•     Demand Notes

•     Dollar Rolls

•     Loans and Other Direct Indebtedness

Fund	Principal Risks	Non-Principal Risks
2017 Retirement Distribution Fund—A Shares (Continued)

•     International Securities

•     Non-U.S. Equity Securities

•     Non-U.S. Debt Securities

•     Emerging Markets Debt

•     Brady Bonds

•     Emerging Markets Equity Securities

•     Yankee Bonds and Yankee CDs

•     Currency Risk

•     Synthetic Foreign Equity Securities

•     Equity Linked Notes

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Forward Currency Contracts

•     Leveraging Risk

•     Counterparty Risk

•     Short Sales

•     Real Estate Securities

•     REITs

•     Depositary Receipts

•     Illiquid Securities

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Non-Diversification Risk

•     Industry Concentration Risk

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

•     Investment by other Funds

2017 Accelerated Distribution Fund—A Shares

•     Purchase After Commencement

•     Target Distribution

•     Impact of Changes to Net Asset Value

•     Return of Capital

•     Sufficient Assets

•     Investment Model Assumptions

•     New Fund Risk

•     Investing in Affiliated Underlying Funds

•     Asset Allocation

•     Multi-Manager Approach

•     Selection and Management Risk

•     “Select Holdings” Strategy

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

Fund	Principal Risks	Non-Principal Risks
2017 Accelerated Distribution Fund—A Shares (Continued)

•     Securities of Small Capitalization Companies

•     Preferred Stocks

•     Fixed Income Securities

•     Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

•     Government Issued or Guaranteed Securities, U.S. Government Securities

•     Municipal Obligations

•     Money Market Securities (including commercial paper and bank instruments)

•     Asset-Backed Commercial Paper

•     Funding Agreements

•     Stable $1.00 Net Asset Value Risk

•     Mortgage Backed Securities

•     Asset Backed Securities

•     Credit and Liquidity Enhancements

•     Repurchase Agreements

•     Demand Notes

•     Dollar Rolls

•     Loans and Other Direct Indebtedness

•     International Securities

•     Non-U.S. Equity Securities

•     Non-U.S. Debt Securities

•     Emerging Markets Debt

•     Brady Bonds

•     Emerging Markets Equity Securities

•     Yankee Bonds and Yankee CDs

•     Currency Risk

•     Synthetic Foreign Equity Securities

•     Equity Linked Notes

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Forward Currency Contracts

•     Leveraging Risk

•     Counterparty Risk

•     Short Sales

•     Real Estate Securities

•     REITs

•     Depositary Receipts

•     Illiquid Securities

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

Fund	Principal Risks	Non-Principal Risks
2017 Accelerated Distribution Fund—A Shares (Continued)	• Large Redemptions and Subscriptions • Non-Diversification Risk • Industry Concentration Risk • Exposing Cash Reserves to Appropriate Markets • Securities Lending • Investment by other Funds

2027 Extended Distribution Fund—A Shares

•     Purchase After Commencement

•     Target Distribution

•     Impact of Changes to Net Asset Value

•     Return of Capital

•     Sufficient Assets

•     Investment Model Assumptions

•     New Fund Risk

•     Investing in Affiliated Underlying Funds

•     Asset Allocation

•     Multi-Manager Approach

•     Selection and Management Risk

•     “Select Holdings” Strategy

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Securities of Small Capitalization Companies

•     Preferred Stocks

•     Fixed Income Securities

•     Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

•     Government Issued or Guaranteed Securities, U.S. Government Securities

•     Municipal Obligations

•     Money Market Securities (including commercial paper and bank instruments)

•     Asset-Backed Commercial Paper

•     Funding Agreements

•     Stable $1.00 Net Asset Value Risk

•     Mortgage Backed Securities

•     Asset Backed Securities

•     Credit and Liquidity Enhancements

•     Repurchase Agreements

•     Demand Notes

•     Dollar Rolls

•     Loans and Other Direct Indebtedness

Fund	Principal Risks	Non-Principal Risks
2027 Extended Distribution Fund—A Shares (Continued)

•     International Securities

•     Non-U.S. Equity Securities

•     Non-U.S. Debt Securities

•     Emerging Markets Debt

•     Brady Bonds

•     Emerging Markets Equity Securities

•     Yankee Bonds and Yankee CDs

•     Currency Risk

•     Synthetic Foreign Equity Securities

•     Equity Linked Notes

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Forward Currency Contracts

•     Leveraging Risk

•     Counterparty Risk

•     Short Sales

•     Real Estate Securities

•     REITs

•     Depositary Receipts

•     Illiquid Securities

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Non-Diversification Risk

•     Industry Concentration Risk

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

•     Investment by other Funds

Underlying Fund	Principal Risks	Non-Principal Risks
Russell U.S. Core Equity Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     “Select Holdings” Strategy

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Fundamental Investing

•     Counterparty Risk

•     Depositary Receipts

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

•     International Securities

•     Non-U.S. Equity Securities

•     Currency Risk

•     Securities of Small Capitalization Companies

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     REITs

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

Underlying Fund	Principal Risks	Non-Principal Risks
Russell U.S. Quantitative Equity Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     “Select Holdings” Strategy

•     Equity Securities

•     Common Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Leveraging Risk

•     Counterparty Risk

•     Short Sales

•     Depositary Receipts

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

•     International Securities

•     Non-U.S. Equity Securities

•     Currency Risk

•     Securities of Small Capitalization Companies

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     REITs

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

Russell U.S. Small & Mid Cap Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Fundamental Investing

•     Securities of Small Capitalization Companies

•     Counterparty Risk

•     REITs

•     Depositary Receipts

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

•     International Securities

•     Non-U.S. Equity Securities

•     Currency Risk

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Illiquid Securities

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

Russell Real Estate Securities Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Common Stocks

•     International Securities

•     Non-U.S. Equity Securities

•     Currency Risk

•     Counterparty Risk

•     Real Estate Securities

•     REITs

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

• Depositary Receipts • Forward Currency Contracts • Illiquid Securities • Securities Lending

Underlying Fund	Principal Risks	Non-Principal Risks
Russell Real Estate Securities Fund (Continued)	• Large Redemptions and Subscriptions • Non-Diversification Risk • Industry Concentration Risk • Investment by other Funds

Russell Global Equity Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Securities of Small Capitalization Companies

•     Preferred Stocks

•     International Securities

•     Non-U.S. Equity Securities

•     Emerging Markets Equity Securities

•     Currency Risk

•     Forward Currency Contracts

•     Counterparty Risk

•     Depositary Receipts

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

•     Synthetic Foreign Equity Securities

•     Equity Linked Notes

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Warrants and Convertible Securities

•     REITs

•     Illiquid Securities

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

Russell International Developed Markets Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Securities of Small Capitalization Companies

•     Preferred Stocks

•     International Securities

•     Non-U.S. Equity Securities

•     Emerging Markets Equity Securities

•     Currency Risk

•     Forward Currency Contracts

•     Counterparty Risk

•     Depositary Receipts

•     Liquidity Risk

•     Market Volatility

•     Synthetic Foreign Equity Securities

•     Equity Linked Notes

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Warrants and Convertible Securities

•     REITs

•     Illiquid Securities

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

Underlying Fund	Principal Risks	Non-Principal Risks
Russell International Developed Markets Fund (Continued)	• Government Intervention in and Regulation of Financial Markets • Large Redemptions and Subscriptions • Investment by other Funds

Russell Emerging Markets Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Equity Securities

•     Common Stocks

•     Value Stocks

•     Growth Stocks

•     Market-Oriented Investments

•     Quantitative Investing

•     Securities of Small Capitalization Companies

•     Preferred Stocks

•     International Securities

•     Non-U.S. Equity Securities

•     Emerging Markets Equity Securities

•     Currency Risk

•     Counterparty Risk

•     Depositary Receipts

•     Illiquid Securities

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

•     Synthetic Foreign Equity Securities

•     Equity Linked Notes

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Warrants and Convertible Securities

•     REITs

•     Exposing Cash Reserves to Appropriate Markets

•     Securities Lending

Russell Strategic Bond Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Fixed Income Securities

•     Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”)

•     Government Issued or Guaranteed Securities, U.S. Government Securities

•     Variable and Floating Rate Securities

•     Mortgage Backed Securities

•     Asset Backed Securities

•     Credit and Liquidity Enhancements

•     Dollar Rolls

•     Loans and other Direct Indebtedness

•     International Securities

•     Non-U.S. Debt Securities

•     Emerging Markets Debt

•     Yankee Bonds and Yankee CDs

• Municipal Obligations • Repurchase Agreements • Brady Bonds • Exposing Cash Reserves to Appropriate Markets • Securities Lending

Underlying Fund	Principal Risks	Non-Principal Risks
Russell Strategic Bond Fund (Continued)

•     Currency Risk

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Forward Currency Contracts

•     Leveraging Risk

•     Counterparty Risk

•     Illiquid Securities

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

Russell Short Duration Bond Fund

•     Multi-Manager Approach

•     Selection and Management Risk

•     Fixed Income Securities

•     Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”)

•     Government Issued or Guaranteed Securities, U.S. Government Securities

•     Variable and Floating Rate Securities

•     Mortgage Backed Securities

•     Asset Backed Securities

•     Credit and Liquidity Enhancements

•     Dollar Rolls

•     Loans and other Direct Indebtedness

•     International Securities

•     Non-U.S. Debt Securities

•     Emerging Markets Debt

•     Yankee Bonds and Yankee CDs

•     Currency Risk

•     Derivatives (Futures Contracts, Options, Forwards and Swaps)

•     Forward Currency Contracts

•     Leveraging Risk

•     Counterparty Risk

•     Illiquid Securities

•     Liquidity Risk

•     Market Volatility

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Investment by other Funds

• Municipal Obligations • Repurchase Agreements • Brady Bonds • Exposing Cash Reserves to Appropriate Markets • Securities Lending

Underlying Fund	Principal Risks	Non-Principal Risks
Russell Money Market Fund

•     Selection and Management Risk

•     Fixed Income Securities

•     Government Issued or Guaranteed Securities, U.S. Government Securities

•     Municipal Obligations

•     Money Market Securities (including commercial paper and bank instruments)

•     Asset-Backed Commercial Paper

•     Variable and Floating Rate Securities

•     Debt Securities Guaranteed Pursuant to Government Guarantees

•     Stable $1.00 Net Asset Value Risk

•     Credit and Liquidity Enhancements

•     Repurchase Agreements

•     Demand Notes

•     Government Intervention in and Regulation of Financial Markets

•     Large Redemptions and Subscriptions

•     Industry Concentration Risk

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Purchase After Commencement

Investors who purchase shares in the subsequent years after a Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period. Consequently, the Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Target Distribution

Neither the Funds nor RIMCo can offer any assurance that a Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of a Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of a Fund’s 10-year or 20-year term.

Impact of Changes to Net Asset Value

If the NAV per share of a Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

Return of Capital

Each Fund intends to make its target distribution each year, whether or not the Fund realizes income and capital gains sufficient to pay these distributions. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Retirement Distribution Fund and the Extended Distribution Fund achieving their secondary objective of preservation of a portion of the capital initially invested.

Sufficient Assets

Each Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Investment Model Assumptions

If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

New Fund Risk

These are new Funds which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Investing in Affiliated Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund of Funds among the Underlying Funds, RIMCo may be deemed to have a conflict of interest. RIMCo, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Selection and Management Risk

Actively managed investment portfolios are subject to management risk. The securities or instruments chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. Despite strategies to achieve positive investment returns regardless of general market conditions, the values of investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

•	“Select Holdings” Strategy

The “select holdings” strategy amplifies a Fund’s security selection risk and potential underperformance.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Fundamental Investing

In fundamental analysis, securities are selected based on an evaluation of a company’s future earnings potential, security valuations, financial quality and business momentum. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected in the security’s price.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

•	Warrants and Convertible Securities

Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Convertible Securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Fixed Income Securities

Fixed income securities are subject to interest rate risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration.

The value of fixed income securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk).

Fixed income securities are also subject to credit risk and the risk of default. A Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default.

•	Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,
•	Changes in the financial condition of their issuers and
•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk (the risk that present value will be less in the future if inflation decreases the value of money) and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Money Market Securities (including commercial paper and bank instruments)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

•	Debt Securities Guaranteed Pursuant to Government Guarantees

The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.

•	Asset-Backed Commercial Paper

Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.

•	Variable and Floating Rate Securities

A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.

•	Funding Agreements

Funding agreements are subject to reinvestment risk and credit risk, as are all money market securities. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

•	Stable $1.00 Net Asset Value Risk

There is no assurance that the Russell Money Market Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Russell Money Market Fund.

•	Mortgage-Backed Securities

The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may decline in quality and value or default. This has become an increasing risk for collateral related to subprime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Dollar Rolls

A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for a Fund.

•	Loans and Other Direct Indebtedness

Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. However, investing in emerging market securities poses some risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of default from political instability; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Brady Bonds

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

•	Emerging Markets Equity Securities

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Yankee Bonds and Yankee CDs

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations.

This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that may be used are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives are typically used as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities, physical commodities or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Investments in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the commodities, securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of commodity prices, securities prices, currency rates or interest rates; (ii) imperfect correlation between option prices, futures prices and the prices of any structured notes used to achieve commodities or other exposure and the underlying asset, reference rate or index; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over the counter derivative products and structured notes, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives.

The entire amount invested in futures could be lost. The loss from investing in certain other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Investments in futures contracts are limited so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements to set aside assets to meet obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time. A Fund may also be unable to close out its derivatives positions or structured note positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses. Certain derivatives have the potential for unlimited loss. Derivatives may also be used for leverage, in which case their use would involve leveraging risk.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the money manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of a Fund.

Forward Currency Contracts

Certain money managers may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with a Fund’s investment objectives and strategies. Forward foreign currency exchange transactions will be conducted on either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Counterparty Risk

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.

Short Sales

The Russell U.S. Quantitative Equity Fund will enter into short sales pursuant to a limited long-short strategy. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

If a Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued it. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. RIC has established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Large Redemptions and Subscriptions

Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss to meet these redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income and money market funds may result in a lower yield for those funds as shorter term, higher yielding investments are sold to meet those redemptions, leaving longer duration, lower yielding assets in the funds. Likewise, if interest rates are decreasing, large subscription activity may result in the fixed income and money market funds having a lower yield as this new money is invested at lower interest rates than the rest of the portfolio.

Non-Diversification Risk

A non-diversified fund is subject to additional risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, a Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than a Fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Investment by other Funds

The Underlying Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Underlying Funds may have a large percentage of their Shares owned by such funds of funds. Should RIMCo change a fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in an Underlying Fund or an Underlying Fund is no longer used as an investment of a fund of funds, that Underlying Fund could experience large redemptions of its Shares. If these large redemptions occur, an Underlying Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Distribution Policy

Each Fund seeks to provide steady, predictable, but not guaranteed, distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Target Distributions

The Funds seek to provide steady, predictable, but not guaranteed, distributions. The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified earlier in this Prospectus. A Fund may not have sufficient income to pay its target distributions. Therefore, the Fund’s policy of paying target distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back as part or all of an annual target distribution. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital. In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

To the extent that a Fund has Distribution Overages in a particular year, the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution in the subsequent year. You will own the same number of shares and the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease. Please see Appendix A for an example of how the Funds will calculate their reduced per share distribution amount for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

Income Dividends

Each Fund distributes substantially all of its net investment income to shareholders each year. The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on an annual basis, with payment being made in mid-December. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months and that are paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Capital Gains Distributions

Each Fund distributes substantially all of its capital gains to shareholders each year. The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing the allocation of its investment in the Underlying Funds.

Return of Capital

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the Fund. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

The Funds may not have sufficient income from dividends and interest and realized capital gains to pay their target distributions. Therefore, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital.

The discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of a return of capital.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest. Additionally, because the Funds’ will generally make only one annual distribution, if you purchase shares later in a calendar year, you would generally be taxed on the distribution of the Funds’ income and net gains even though a portion of such amounts may have been earned by the Funds and/or the Underlying Funds prior to your purchase of shares.

Payment of Distributions

Net investment income dividends and capital gains distributions will be declared and paid annually. The Funds will pay dividends and distribution in cash and do not offer a reinvestment option. While these dividends and distributions should be paid to you in cash, in certain circumstances where your account is held in an omnibus account with the Funds, your Financial Intermediary may set your account up to have these dividends and distributions automatically reinvested. If this occurs, you will need to contact your Financial Intermediary to correct this so that your dividends and distributions are paid in cash. Reinvestment of dividends and distributions is not appropriate given the Funds’ objective of seeking to pay a stated annual target distribution.

The Funds recommend that shareholders reinvest all “Distribution Overages.” As described above under “Distribution Overages and Annual Reduction of Target Distribution Per Share,” each Fund will adjust the future target distribution amount for any Distribution Overages. If you do not reinvest all Distribution Overages, you will experience a decrease in the annual amount of distributions you receive from the Fund.

ADDITIONAL INFORMATION ABOUT TAXES

In general, distributions, other than a return of capital, from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Dividends paid from a Fund’s ordinary income and short-term capital gains generally will be taxable to you as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares.

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the future sale of Fund Shares. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December to shareholders of record in such a month but paid in January are taxable as if they were paid in December.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is currently taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund and/or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions, and, in many cases, distributions from non-U.S. corporations. For taxable years beginning after December 31, 2010, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of any Fund’s or Underlying Fund’s capital gains distributions, which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning on or before December 31, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for Fund taxable years beginning on or before December 31, 2009, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction if certain holding period and other requirements are met.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the Shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or an authorized Fund agent. See “Additional Information About How to Purchase Shares,” “Additional Information About How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the Shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Portfolio securities are valued according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, portfolio securities are valued based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for an Underlying Fund (and each Fund which invests in such Underlying Fund) when it is deemed that the particular event or circumstance would materially affect an Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the fair value procedures as the movement of a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CLASS A SHARES

The Funds offer one class of Shares, Class A.

Class A
Key features	• Front-end sales charge • You may qualify for reduction or waiver of front-end sales charge

Front-end Sales Charge	• Up to 5.75%, reduced, waived or deferred for large purchases and certain investors

Deferred Sales Charge	• 1.00% on redemptions of Class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor

Annual 12b-1 Fees	• 0.25% of average daily assets

Annual Shareholder Service Fees	• None

FRONT-END SALES CHARGES

Class A Shares

Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Funds’ distributions of dividends or capital gains you reinvest in additional Class A Shares.

The table below shows the rate of front-end sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them.

	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Purchase	Offering Price	Net amount Invested
Less than $50,000	5.75	6.10	5.00
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.60
$1,000,000 or more	-0-	-0-	up to 1.00

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds’ SAI.

Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed.

Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or back-end sales charge in the following circumstances. There is no commission paid to the Financial Intermediaries for shares purchased under the following circumstances:

1.	Reinvestment of Distribution Overages

2.	Sales to RIC trustees and employees of Russell (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons

3.	Offers of Class A Shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise

4.	Sales to multi-participant employer sponsored Defined Contribution plans held in plan level accounts, excluding SEPs and SIMPLE-IRAs

5.	Sales to endowments or foundations with $50 million or more in assets

6.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative

7.	Accounts managed by a member of Russell Investments

8.	Shares purchased through accounts that are part of certain qualified fee-based programs. If your Financial Intermediary redeems shares to pay fees you owe your Financial Intermediary, the target distributions you receive will be smaller.

Moving Between Accounts. Under certain circumstances, you may transfer Class A Shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front-end sales charge. For example, you may transfer Shares without paying a front-end sales load in the following cases:

•	From a non-retirement account to an IRA or other individual retirement account

•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account

In some cases, due to operational limitations or reporting requirements, you must redeem Shares from one account and purchase Shares in another account to achieve this type of transfer.

If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.

Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:

The	following accounts owned by you and/or a member of your immediate family (as defined below):

a.	Accounts held individually or jointly

b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act

c.	IRA accounts and certain single participant retirement plan accounts

d.	Solely controlled business accounts

e.	Trust accounts benefiting you or a member of your immediate family

For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.

Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Rights of Accumulation (“ROA”). Subject to the limitations described in the aggregation policy, you may combine current purchases of any RIC Fund (other than money market funds) with your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. Subject to your Financial Intermediary’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.

For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.

Letter of intent (“LOI”). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds (other than money market funds) you intend to make over a 13-month period with the market value of your current RIC Fund holdings (other than money market funds) to determine the applicable front-end sales charge. Any appreciation of your current RIC Fund holdings and any Shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested or the account is transferred to another Financial Intermediary during the LOI period, Shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Fund Shares held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.

Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Class A Shares of the Russell Money Market Fund initially purchased without payment of a front-end sales charge will be subject to the applicable front-end sales charge when exchanged into Class A Shares of another RIC Fund. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

Reinstatement Privilege. If a fund is not closed, you may reinvest proceeds from a redemption or distribution of Class A Shares (other than money market funds) into any Class A Shares of a RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date and there is at least one common tax identification number in the account registration for the accounts that the Shares were redeemed or distributed from and the one reinvested in. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section entitled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.

Information about sales charges and sale charge waivers is available free of charge, on the Funds’ website at www.russell.com.

MORE ABOUT DEFERRED SALES CHARGES

You do not pay a front-end sales charge when you buy $1,000,000 or more of Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Class A Shares you have held the longest. Exchanges between Class A Shares of the RIC Funds are not subject to a deferred sales charge.

The deferred sales charge may be waived on:

•	Shares sold within 12 months following the death or disability of a shareholder

•	redemptions made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2

•	involuntary redemptions

•	redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of your status or holdings.

If you want to learn more about deferred sales charges, contact your Financial Intermediary.

DISTRIBUTION AND PAYMENTS TO FINANCIAL INTERMEDIARIES

Class A Shares participate in the Funds’ Rule 12b-1 distribution plan. Under the distribution plan, the Funds’, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Shares assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Financial Intermediaries may receive distribution compensation from the Funds Distributor with respect to Class A Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in connection with distribution, which may include providing services intended to result in the sale of Fund Shares, or to pay a portion of costs related to, marketing support, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. Some of these payments are commonly referred to as “revenue sharing.” At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.

RFSC may also make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) to pay a portion of costs related to account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may fluctuate based on the dollar value of Fund Shares held through a particular Financial Intermediary. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.

The Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the SEC and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, the Funds’ Distributor also offers them a range of complimentary software tools and educational services. The Funds’ Distributor provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

ADDITIONAL INFORMATION ABOUT HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts. If your Financial Intermediary redeems Shares of a Fund to pay for fees you owe your Financial Intermediary, the target distributions you receive will be smaller.

You must place purchase orders for Class A Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Foreign Investors: A Financial Intermediary may offer and sell the Funds to non-resident aliens and non-U.S. entities, if (1) the Financial Intermediary can fulfill the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors, and (2) the offer and sale occur in a jurisdiction where a Fund is authorized to be offered and sold, currently the 50 states of the United States and certain U.S. territories. Without the prior approval of a Fund’s Chief Compliance Officer, non-resident aliens and entities not formed under U.S. law may not purchase Shares of a Fund where the Fund is responsible for the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors.

Offering Dates and Times

For all Funds: Purchase orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents have entered into agreements with the Funds’ Distributor or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

EXCHANGE PRIVILEGE

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

For Class A Shares, exchanges must be made through your Financial Intermediary.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase Shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the shareholder’s Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary’s frequent trading polices must be approved by the Funds’ Chief Compliance Officer after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to :

•

Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds (i) may be used as short term investments, and (ii) intend to maintain a stable net asset value, which limits the opportunities for price arbitrage.

•

Transactions in a Fund by certain other funds (i.e. funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

•

Institutional accounts such as foundations and endowments where subscriptions and redemptions are based on donor directed activity so long as such subscriptions and redemptions do not interfere with the efficient management of a Fund’s portfolio or are not otherwise in a Fund’s best interests.

•	Scheduled rebalancing of asset allocated strategies.

•	Systematic purchase or redemption programs, if available.

In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that a Fund invests in an Underlying Fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an Underlying Fund that invests significantly in small cap equity securities investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Underlying Funds which invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder in an omnibus account or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further details.

ADDITIONAL INFORMATION ABOUT HOW TO REDEEM SHARES

For all Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

For all Funds: Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

When you redeem your Class A Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

Written instructions must be in proper form as determined by your Financial Intermediary.

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for the Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2017 Retirement Distribution Fund — A Shares
December 31, 2009
December 31, 2008(2)	7.08	.08	(.12)	(.04)	(.12)	—	(.58)
October 31, 2008(1)	10	0.17	-3.09	-2.92	—	—	—
2017 Accelerated Distribution Fund — A Shares
December 31, 2009
December 31, 2008(2)	8.82	.11	(.01)	.10	(.28)	—	(.72)
October 31, 2008(1)	10	0.57	-1.75	-1.18	—	—	—
2027 Extended Distribution Fund — A Shares
December 31, 2009
December 31, 2008(2)	8.34	.10	(.08)	.02	(.29)	—	(.31)
October 31, 2008(1)	10	0.49	-2.15	-1.66	—	—	—

For a Share Outstanding Throughout Each Period.

See notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b,f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c,e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c,e)	% Portfolio Turnover Rate(b)

(.70)	6.34	(.42)	683.47		26.38	1.09	6
—	7.08	-35.05	735	0.29	15.46	1.85	188

(1.00)	7.92	1.22	1,016.50		17.06	1.23	41
—	8.82	-17.76	1145	0.3	13.26	5.99	192

(.60)	7.76	.19	861.49		26.65	1.16	2
—	8.34	-23.05	924	0.29	9.72	5.14	114

Notes to Financial Highlights

(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invest.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.

MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or Underlying Funds or their service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.russell.com. Assets not allocated to money managers are managed by RIMCo.

Russell U.S. Core Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

BlackRock Capital Management, Inc., 40 East 52nd Street, 6th Floor, New York, NY 10022.

Columbus Circle Investors, One Station Place, Metro Center—8th Floor, Stamford, CT 06902.

First Eagle Investment Management, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Lazard Asset Management, LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Numeric Investors LLC, 470 Atlantic Avenue, 6th Floor, Boston, MA 02210.

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Russell Real Estate Securities Fund

AEW Capital Management, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

Russell Global Equity Fund

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Tradewinds Global Investors, LLC, 2049 Century Park East, 18th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Russell International Developed Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD

United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding Loevner LLC, 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Russell Strategic Bond Fund

Brookfield Investment Management Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

PERFORMANCE NOTES

The following notes supplement the Performance tables in the Risk/Return Summary and provide additional information necessary to understand the returns provided in those tables.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

The Fund first issued Shares on January 2, 2008.

The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.

APPENDIX A

EXAMPLE: Impact Of Distribution Overages And Return Of Capital

Scenario 1A below illustrates a scenario where there is a Distribution Overage which you immediately reinvest.

Scenario 1B below illustrates the same scenario as Scenario 1A except that you do not reinvest the Distribution Overages you received. Note that in this example, your expected target distribution goes from $60,000 in the year of the initial investment (Year 3) down to $58,820 because you did not immediately reinvest your Distribution Overage.

Scenario 2 below illustrates a different scenario where there is a return of capital. Note that in this example, your market value at the end of the year goes down to $981,000 because a portion of your initial investment was returned to you. See Footnote (a) below.

Each scenario, including the initial NAV of $10.00 per share, is for illustrative purposes only and does not reflect any anticipated outcome. These examples assume a hypothetical rate of return which may or may not ever be achieved by a Fund. The hypothetical rate of return for Scenario 1A is 8%. The hypothetical rate of return for Scenario 1B is 8%. The hypothetical rate of return for Scenario 2 is 4.1%.

The term “Year 3” refers to the third year of the Fund’s Term (2010) and the term “Year 4” refers to the fourth year of the Fund’s Term (2011). The initial investment is assumed to occur in Year 3, before the date that the annual distribution occurs in that year.

	Scenario 1A Distribution Overages Immediately Reinvested	Scenario 1B Distribution Overages Not Reinvested	Scenario 2 Return of Capital
Net Amount of Initial Investment (after payment of front-end sales charge)	$1,000,000	$1,000,000	$1,000,000
Fund Values (per share):
Initial NAV	$10.00	$10.00	$10.00
Year 3 Target Distribution	$0.60	$0.60	$0.60
Year 3 Income	$0.68	$0.68	$0.41
Year 3 Capital Gains	0.12	0.12	0.00
Year 3 Return of Capital	—	—	0.19

Year 3 Total distributions received	$0.80	$0.80	$0.60

Distribution Overage	$0.20	$0.20	$—
NAV prior to distributions (Beginning NAV + Income + Capital)	$10.80	$10.80	$10.41
NAV after distributions (Beginning NAV + Income + Capital – Total distributions)	$10.00	$10.00	$9.81
Cash received (based on total shares owned)
Net Investment Income	$68,000	$68,000	$41,000
Return of Capital	$—	$—	$19,000
Capital gains	$12,000	$12,000	$—
Shares Owned
Original Number of Shares Owned	100,000	100,000	100,000
Number of shares received from reinvestment of Distribution Overage (see detail calculation #1 below)	2,000	—	—

New Number of Shares Owned	102,000	100,000	100,000

Year 4 Adjusted Target Distribution per share (see detail calculations #2 and #3 below)	$0.5882	$0.5882	$0.6000
Expected Shareholder Target Distribution in Year 4 (b)	$59,996	$58,820	$60,000
Market Value(a) at end of Year 3	$1,020,000	$1,000,000	$981,000

Footnotes:

(a)	Unrealized Capital Gains or Losses, which also affect the NAV and the market value of your investment, are not shown in these scenarios since they do not otherwise affect the distribution calculations.
(b)	In any instance where there is a Distribution Overage that you reinvest to purchase additional shares, rounding differences may cause your expected target distribution in Year 4 to vary slightly from Year 3.

A-1

1.	Number of Shares Received from Reinvestment of Distribution Overage Calculation:

Distribution Overage Per Share * Original Number of Shares Owned ÷ NAV after distribution

In Scenario 1A, the number of shares received from reinvestment of Distribution Overage is as follows:

0.20 * 100,000 ÷ 10.00 = 2,000 shares

2.	Adjusted Target Distribution Calculation Following Distribution Overages:

As described in the Prospectus, Distribution Overages result in a reduction of the target distribution on a going forward basis according to the following formula:

New_T_Dist = Old_T_Dist * Distribution Overage Adjustment Factor

Distribution Overage Adjustment Factor = New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))

Thus,

New_T_Dist = Old_T_Dist * [New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))]

where:

New_T_Dist = New (future period) target distribution amount

Old_T_Dist = Old (current period) target distribution amount

New_NAV = The NAV immediately after the distribution

In Scenarios 1A and 1B above, the target distribution was adjusted to $0.5882 as follows:

0.5882 = 0.60 * [10.00 ÷ (10.00 + (0.80 – 0.60))]

No adjustment is made in years when there is no Distribution Overage.

A-2

APPENDIX B

How To Calculate Your Initial Investment

If the annual distribution amount you wish to receive is	$30,000
Divide this number by the per share target distribution amount*	÷ 0.60
To get the number of shares you need to purchase	50,000
Multiply the number of shares by the current NAV**	x $10.00
To get your net amount invested after payment of front-end sales charge	$500,000
Multiply the net amount invested by the sales charge	x 0.0204
To get your sales charge	$10,200
Add the net amount invested to your sales charge	+ $500,000
To get your offering price***	$510,200

*	This calculation uses the target distribution for the Extended Distribution Fund. If you purchase a different Fund, you will need to use that Fund’s target distribution in this calculation.
**	NAV will change daily. The current NAV can be found at www.russell.com.
***	Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge.

B-1

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds' and Underlying Funds' SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds' and Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds' Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: Russell Financial Services, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-            (            )

0000

PROSPECTUS

LifePoints® Funds

Target Distribution Strategies

APRIL 30, 2010

FUND	TICKER SYMBOL

2017 Retirement Distribution Fund – S Shares	RRDSX

2017 Accelerated Distribution Fund – S Shares	RADSX

2027 Extended Distribution Fund – S Shares	RESIX

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street Tacoma, Washington 98402 800-787-7354

RISK/RETURN SUMMARY

2017 RETIREMENT DISTRIBUTION FUND—S SHARES

Non-Fundamental Investment Objective:

The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S Shares
Advisory Fee	[	]%
Distribution (12b-1) Fees	[	]%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account the fee waiver in 1 year only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class S Shares
1 Year	$	[	]
3 Years	$	[	]
5 Years	$	[	]
10 Years	$	[	]

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making a stated annual target distribution for a

1

specific number of years from the Fund’s inception (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $0.7142 per share per year payable annually. This distribution is not guaranteed and may include a return of capital. The Fund was opened in 2008 and, as of the date of this Prospectus, has made two distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. The target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. If your fee exceeds 1.00% per year, your aggregate distribution in future years will be lower.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different unaffiliated money managers. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal risks of investing in the Fund are those associated with:

•

Purchase After Commencement. Investors who purchase shares in the subsequent years after the Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.

•

Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of the Fund’s term.

•

Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

•

Return of Capital. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial

2

return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.

•

Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

•

Investment Model Assumptions. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

•

Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests.

•

Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

•

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

•

International and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

3

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

4

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results.

S Shares Calendar Year Total Returns

Highest Quarterly Return:     [    ]% ([    ]Q/[    ])

Lowest Quarterly Return:     [    ]% ([    ]Q/[    ])

Average annual total returns for the periods ended December 31, 2009#	1 Year	Since Inception

Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions#	[ ]%	[ ]%

Return After Taxes on Distributions and Sale of Fund Shares#	[ ]%	[ ]%

Barclays Capital U.S. Aggregate Bond Index	[ ]%	[ ]%

Russell 1000® Index	[ ]%	[ ]%

MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[ ]%	[ ]%

5

Management

RIMCo is the investment adviser of the Fund and the Underlying Funds.

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see How to Purchase Shares on page 16.

•	Redemption of Fund Shares, please see How to Redeem Shares on page 16.

•	Taxes, please see Taxes on page 16.

•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 16.

2017 ACCELERATED DISTRIBUTION FUND—S SHARES

Non-Fundamental Investment Objective:

The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class S Shares
Advisory Fee	[	]%
Distribution (12b-1) Fees	[	]%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account the fee waiver in 1 year only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class S Shares
1 Year	$	[	]
3 Years	$	[	]
5 Years	$	[	]
10 Years	$	[	]

6

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making a stated annual target distribution for a specific number of years from the Fund’s inception (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $1.0203 per share per year payable annually. This distribution is not guaranteed and may include a return of capital. The Fund was opened in 2008 and, as of the date of this Prospectus, has made two distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. The target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. If your fee exceeds 1.00% per year, your aggregate distribution in future years will be lower.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different unaffiliated money managers. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal risks of investing in the Fund are those associated with:

•	Purchase After Commencement. Investors who purchase shares in the subsequent years after the Fund’s commencement of operations may not receive the same results as investors who purchase

7

shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.

•

Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of the Fund’s term.

•

Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

•

Return of Capital. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.

•

Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

•

Investment Model Assumptions. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

•

Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests.

•

Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

•

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

8

•

International and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

9

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results.

S Shares Calendar Year Total Returns

Highest Quarterly Return:     [    ]% ([    ]Q/[    ])

Lowest Quarterly Return:     [    ]% ([    ]Q/[    ])

Average annual total returns for the periods ended December 31, 2009#	1 Year	Since Inception

Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions#	[ ]%	[ ]%

Return After Taxes on Distributions and Sale of Fund Shares#	[ ]%	[ ]%

Barclays Capital U.S. Aggregate Bond Index	[ ]%	[ ]%

Russell 1000® Index	[ ]%	[ ]%

MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[ ]%	[ ]%

10

Management

RIMCo is the investment adviser of the Fund and the Underlying Funds.

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see How to Purchase Shares on page 16.

•	Redemption of Fund Shares, please see How to Redeem Shares on page 16.

•	Taxes, please see Taxes on page 16.

•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 16.

2027 EXTENDED DISTRIBUTION FUND—S SHARES

Non-Fundamental Investment Objective:

The Fund primarily seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class S Shares
Advisory Fee	[	]%
Distribution (12b-1) Fees	[	]%
Other Expenses	[	]%
Acquired Fund Fees and Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waivers and Expense Reimbursements	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account the fee waiver in 1 year only, if applicable). Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class S Shares
1 Year	$	[	]
3 Years	$	[	]
5 Years	$	[	]
10 Years	$	[	]

11

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making a stated annual target distribution for a specific number of years from the Fund’s inception (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $0.6122 per share per year payable annually. This distribution is not guaranteed and may include a return of capital. The Fund was opened in 2008 and, as of the date of this Prospectus, has made two distributions. The Fund intends to make its last annual distribution in 2027. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. The target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. If your fee exceeds 1.00% per year, your aggregate distribution in future years will be lower.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different unaffiliated money managers. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal risks of investing in the Fund are those associated with:

•	Purchase After Commencement. Investors who purchase shares in the subsequent years after the Fund’s commencement of operations may not receive the same results as investors who purchase

12

shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.

•

Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of the Fund’s term.

•

Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

•

Return of Capital. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.

•

Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

•

Investment Model Assumptions. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

•

Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests.

•

Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

•

Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

13

•

International and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

14

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results.

S Shares Calendar Year Total Returns

Highest Quarterly Return:     [    ]% ([    ]Q/[    ])

Lowest Quarterly Return:     [    ]% ([    ]Q/[    ])

Average annual total returns for the periods ended December 31, 2009#	1 Year	Since Inception

Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions#	[ ]%	[ ]%

Return After Taxes on Distributions and Sale of Fund Shares#	[ ]%	[ ]%

Barclays Capital U.S. Aggregate Bond Index	[ ]%	[ ]%

Russell 1000® Index	[ ]%	[ ]%

MSCI EAFE® Net Index (net of tax on dividends from foreign holdings)	[ ]%	[ ]%

15

Management

RIMCo is the investment adviser of the Fund and the Underlying Funds.

Jill F. Johnson has primary responsibility for the management of the Fund. Ms. Johnson has been a Portfolio Manager since May 2004.

Additional Information

For important information about:

•	Purchase of Fund Shares, please see How to Purchase Shares on page 16.

•	Redemption of Fund Shares, please see How to Redeem Shares on page 16.

•	Taxes, please see Taxes on page 16.

•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 16.

How to Purchase Shares

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. There is currently no required minimum initial investment for the Funds offered by this Prospectus. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds’ Prospectus.

How to Redeem Shares

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions and processing times on how to place redemption requests.

For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds’ Prospectus.

Taxes

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds or a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

16

MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2009, managed over $32 billion in 46 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or Russell Financial Services, Inc. (the “Distributor”) (“Financial Intermediaries”). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide exposure to use RIMCo’s “multi-style, multi-manager diversification” investment method utilizing RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Underlying Funds, other than the Russell Money Market Fund, divide responsibility for investment advice between RIMCo and a number of unaffiliated money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the RIC Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Most Underlying Funds’ assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administrative services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. All assets of the Funds are allocated to the Underlying Funds. RIMCo selects, subject to the approval of the Underlying Funds’ Board of Trustees, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them.

Except for the Russell Money Market Fund, RIMCo allocates most of each Underlying Fund’s assets to multiple unaffiliated money managers.

RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

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RIMCo’s employees who manage the RIC Funds and Underlying Funds, oversee the money managers of the RIC Funds and Underlying Funds and have primary responsibility for the management of the RIC Funds and Underlying Funds (the “RIMCo Managers”) are:

•

Matthew Beardsley, Portfolio Manager since September 2009. From October 2007 to September 2009, Mr. Beardsley was an Associate Portfolio Manager. Beginning in 2003, Mr. Beardsley was a Senior Manager Research Analyst covering global equities. Mr. Beardsley has primary responsibility for the management of the Russell Global Equity Fund.

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. Mr. Crawshaw has primary responsibility for the management of the Russell Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Russell Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. From September 2003 to December 2005, Ms. Gandhi was a Senior Research Analyst. Ms. Gandhi has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap and Russell U.S. Growth Funds.

•

Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

•

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004, Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Russell U.S. Value and the Russell U.S. Quantitative Equity Funds.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, 2010 Strategy, 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds and the 2017 Retirement Distribution Fund—A Shares, 2017 Accelerated Distribution Fund—A Shares, 2027 Extended Distribution Fund—A Shares, 2017 Retirement Distribution Fund—S Shares, 2017 Accelerated Distribution Fund—S Shares and 2027 Extended Distribution Fund—S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the Russell International Developed Markets Fund.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Underlying Funds allocated to the select holdings strategy which may be employed by certain Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Russell U.S. Core Equity Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. Mr. Tessin has primary responsibility for the management of the Russell U.S. Small & Mid Cap Fund.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

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In the last fiscal year, the Funds did not pay RIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Russell U.S. Core Equity Fund, [     ]%; Russell U.S. Quantitative Equity Fund, [     ]%; Russell U.S. Small & Mid Cap Fund, [     ]%; Russell International Developed Markets Fund, [     ]%; Russell Global Equity Fund, [     ]%; Russell Emerging Markets Fund, [     ]%; Russell Strategic Bond Fund, [ ]%; Russell Short Duration Bond Fund, [ ]%; Russell Real Estate Securities Fund, [     ]%; and Russell Money Market Fund, [     ]%.

Each Underlying Fund, except the Russell Money Market Fund, invests its cash reserves in an unregistered fund advised by RIMCo. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the unregistered fund is 0.10%. The fees payable by an Underlying Fund with respect to the investment of the cash reserves are included in the Acquired Fund Fees and Expenses in the Underlying Funds’ Annual Fund Operating Expenses table if they are at least 0.01% of the Fund’s average net assets.

Each Underlying Fund, except the Russell Money Market Fund, invests its collateral received in securities lending transactions in an unregistered fund advised by RIMCo. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the securities lending collateral invested in the unregistered fund is 0.10%.

A discussion regarding the basis for the Board of Trustees’ (“Board”) approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended December 31, 2009.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the unaffiliated money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo or Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board of Trustees, without a shareholder vote. An Underlying Fund is required to notify its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees (“Board”) of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

2017 Retirement Distribution Fund — S Shares (the “Retirement Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

2017 Accelerated Distribution Fund — S Shares (the “Accelerated Distribution Fund”)	The Fund seeks to provide a stated annual target distribution for 10 years from its inception.

2027 Extended Distribution Fund — S Shares (the “Extended Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective primarily by investing in several other RIC Funds (the “Underlying Funds”) representing various asset classes.

The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution (or “decumulation”) of assets during retirement.

The Funds seek to provide a stated annual target distribution for a specific number of years from a Fund’s inception (the “Term”). The Funds were opened in 2008 and, as of the date of this Prospectus, have made two distributions. Each Fund will make its last annual distribution in the year designated in that Fund’s name. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage.

The Funds have different Terms, initial payout ratios (target distribution per share divided by net asset value per share) and objectives. To choose which Fund may be right for you, see “Choosing a Fund.”

In general, if a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into asset classes with higher risk and higher potential return. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions. For more information, please refer to the section “Investments of the Funds” below.

Target Distributions and Return of Capital

The Funds seek to provide steady, predictable, but not guaranteed, distributions.

The Accelerated Distribution Fund has a higher initial payout ratio (target distribution per share divided by net asset value per share) than the Retirement Distribution Fund or the Extended Distribution Fund. Because a Fund’s net asset value (“NAV”) changes daily, a Fund’s payout ratio will change on a daily basis. To calculate the number of shares you should buy, see “Determining How Many Shares to Buy.”

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The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified in the table below.

The Funds may not have sufficient income from dividends and interest, short-term realized capital gains and long-term realized capital gains to pay their target distributions. If this occurs, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means you will receive a portion of your investment back as part or all of the annual target distribution. The relative amounts of the target distribution that are derived from return of capital, income or capital gains do not impact a Fund’s ability to make its annual target distributions in the future. A return of capital is not taxed at the time of a distribution but it results in a reduction in the tax basis of your shares. For more information on return of capital, please refer to the section “Dividends and Distributions” and to Appendix A for an illustration of the impact of a return of capital.

If a Fund commences operations later in a calendar year or if you buy your shares later in a calendar year, a portion of the annual target distribution may be attributable to income or net gains that the Fund and/or the Underlying Funds earned prior to your purchase of shares. In such a case, you would generally be taxed on the distribution of such earnings.

In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

The following table sets forth the initial target distributions for the Funds. As described below under “Distribution Overages and Annual Reduction of Target Distribution,” the target distribution per share will be reduced in future years to adjust for any previous Distribution Overages that have been made. As described below under “External Advisory Fees and Annual Change in Target Distribution Per Share,” the target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. The Prospectus will be supplemented to reflect any change in target distribution amount.

Annual Target Distributions:

Retirement Distribution Fund	$0.7142 per share per year payable annually

Accelerated Distribution Fund	$1.0203 per share per year payable annually

Extended Distribution Fund	$0.6122 per share per year payable annually

These distributions are not guaranteed and may include a return of capital.

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

Required Tax Distributions include the following:

Income plus short-term realized capital gains plus long-term realized capital gains

Where Required Tax Distributions are greater than the annual target distribution,

Distribution Overages are computed as follows:

Required Tax Distributions less target annual distribution

To the extent that a Fund makes Distribution Overages the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will

21

not receive the same distribution from this Fund in subsequent years. You will own the same number of shares but the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease.

Please see Appendix A for an example of how the Funds will calculate their reduced per share distributions for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

For additional information on the Funds’ distributions policies please refer to the section “Dividends and Distributions.”

External Advisory Fees and Annual Change in Target Distribution Per Share

The Funds’ investment model assumes the redemption of shares from your account to pay your financial intermediary a 1.00% fee per year. As a result of such redemptions, you would hold fewer shares of the Funds and the Funds will increase their per share target distribution for subsequent years. However, you will receive substantially the same aggregate distribution in the subsequent year as in the previous year because, although the Fund will make distributions at an increased amount per share, you will own fewer shares.

If your financial intermediary redeems shares prior to the target distribution being paid in the year that you invest in a Fund, you must take into account that redemption in calculating the number of shares to buy. Please see Appendix B for an example of this calculation.

If your financial intermediary redeems shares from your account in an amount that exceeds 1% of your account value in any year, your aggregate distributions in future years will be lower and the amount of your initial investment that may remain at the end of the period will be lower than it otherwise would have been.

Aggregate Change in Target Distribution Per Share

If there is no Distribution Overage in a particular year, your target distribution per share for the next year will increase as described in “External Advisory Fees and Annual Change in Target Distribution Per Share.” However, if there is a Distribution Overage, your target distribution per share for the next year may decrease or increase depending upon the amount of the decrease in the target distribution per share resulting from the Distribution Overage and the amount of the increase in the target distribution per share resulting from the redemption of shares to pay your financial intermediary. However, assuming you have immediately reinvested the shares you receive from any Distribution Overage, the combination of the two adjustments to the target distribution per share described above are intended to ensure that you receive substantially the same aggregate distribution in the subsequent year as in the previous year. Please see Appendix A for more details.

Impact of Changes in Net Asset Value

If the NAV per share for a Fund decreases due to declines in the value of the Fund’s investments or payments of distributions, that Fund’s payout ratio will increase. This means that you would need to make a smaller initial investment in order to receive the same annual distribution. If the NAV per share of a Fund decreases due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

If the NAV per share for a Fund increases due to increases in the value of a Fund’s investments, that Fund’s payout ratio will decrease. This means that you would need to make a larger initial investment in order to receive the same annual distribution. If the NAV per share of a Fund increases due to increases in the value of the Fund’s investments, there is a greater probability that the Fund will make the full amount of each of its target distributions and that a portion of your initial investment will remain at the end of the Term.

You can determine the approximate amount that the NAV per share of a Fund has increased or decreased due to changes in the value of the Fund’s investments by adding the amount of the distribution per share that has been paid each year to the current day’s NAV per share and comparing that sum to the initial NAV of $10.00 per share.

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Investments of the Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds may currently include the Russell U.S. Core Equity, Russell U.S. Small & Mid Cap, Russell U.S. Quantitative Equity, Russell International Developed Markets, Russell Global Equity, Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell Emerging Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all of the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

The dynamic asset allocation investment strategy used by each Fund to allocate assets among the Underlying Funds is determined pursuant to a quantitative model. While each Fund uses the same quantitative model, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors include the future distributions to be made by a Fund, the per share NAV of a Fund, the time remaining until the end of a Fund’s 10-year or 20-year Term and the redemption of shares to pay your financial intermediary an assumed 1.00% external advisory fee. The model is run at the end of each trading day to determine the appropriate asset class allocation. A proprietary formula is then used to determine the appropriate allocation to each Underlying Fund. If the application of this formula yields an asset allocation that exceeds specified tolerance levels, a Fund’s allocation to the Underlying Funds is changed.

The model will generally result in the following allocation changes. If a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into Underlying Funds with higher risk and higher potential return. This is because the Fund will have more assets from which to make its target distributions, making it more likely that a Fund will be able to meet its objective of providing a stated annual target distribution. This more aggressive asset allocation is intended to maximize investment return over the remaining life of a Fund and, in the case of the Retirement Distribution Fund and the Extended Distribution Fund, to increase those Funds’ ability to meet their secondary objective of preservation of a portion of capital initially invested. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

The Funds may also invest in fixed income securities issued or guaranteed by the U.S. government or by its agencies and instrumentalities and in index and currency futures and options. It is expected that as a Fund draws near to the end of its 10-year or 20-year Term, it may be more effective for the Fund to invest in index and currency futures and options rather than investing in shares of the Underlying Funds. A Fund may use derivatives such as index and currency futures and options as a substitute for holding physical securities or to facilitate the implementation of its investment strategy, but not for leverage or speculative purposes.

Other Important Considerations

Not a Complete Solution. The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including what your income or cash flow needs will be, how long you estimate you will need that income or cash flow, what other sources of income or cash flow you may have and, if you are purchasing shares of a Fund in an IRA account, whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions once you reach age 70 1/2.

You should consult your own financial and/or tax advisor to determine whether these Funds are an appropriate investment for you.

End of Term. Once a Fund has reached the end of its 10-year or 20-year Term, that Fund may, depending on the facts and circumstances at the time and contingent upon any required Board approval, be merged into another fund and it will no longer make its target distributions. If a Fund is not merged into another fund, it will no longer make its target distributions and the Fund will liquidate and distribute its remaining assets to shareholders. The Board may liquidate or merge a Fund without shareholder approval.

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Early Fund Liquidation. Additionally, a Fund may be liquidated prior to the end of its 10-year or 20-year Term if the assets of that Fund are not sufficient to sustain the continued operations of that Fund or if investment performance is substantially below assumptions in the investment model resulting in a Fund not being able to meet its investment objective(s). If this happens, you will stop receiving the target distributions and the Fund will distribute its remaining assets to shareholders. The Board may liquidate a Fund without shareholder approval.

Buying Shares subsequent to the year a Fund commenced operations. The Term of a Fund is measured from the date the Fund commences operations, not when you purchase shares of a Fund. The Funds are designed primarily for investors who purchase shares in the first few years following the inception of the Funds.

The Funds commenced operation in 2008. If you buy Shares in subsequent years, you will receive distributions for a shorter period of time than shareholders who purchased their shares earlier. You will also have a different payout ratio and percentage of your initial investment remaining at the end of the Term, which may be lower or higher than if your shares had been purchased earlier.

Diversification. Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds), and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds in which the Funds invest, except the Russell Real Estate Securities Fund, is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Direct Investment in the Underlying Funds. You may invest directly in the Underlying Funds in which the Funds invest. However, because of the Funds’ proprietary dynamic asset allocation investment model, investors who invest directly in the Underlying Funds will not be able to replicate the Funds’ investment objectives or strategies.

Funds May Close to New Investors. A Fund may close to new investors under certain circumstances, including, but not limited to, the following: 1) if the net asset value of the Fund becomes so large due to strong market returns that the payout ratio is so small as to no longer be meaningful, or 2) if the net asset value of the Fund becomes too low relative to the remaining distributions that there would be a significant risk that future distributions would not be made. Additionally, if a new RIC target distribution fund is launched with a new ten or twenty year term, a Fund may be closed as well. The Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Choosing a Fund

Choosing a Fund Based on its Investment Objective and Strategy

Each Fund is managed pursuant to the same quantitative model and employs the same dynamic asset allocation investment strategies. However, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors include the future distributions to be made by a Fund, the per share NAV of a Fund, the time remaining until the end of a Fund’s 10-year or 20-year Term and the redemption of shares to pay your financial intermediary an assumed 1.00% external advisory fee. The allocation of the Funds to the Underlying Funds is determined by this model. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

When selecting a Fund, you must consider how important preservation of capital is to you. The Retirement Distribution Fund and the Extended Distribution Fund are managed with the secondary objective of seeking preservation of a portion of the capital initially invested and RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of those two Funds. However, it is possible that none of your initial investment will remain at the end of the Term.

Secondly, you should consider the time period during which you seek to receive distributions. The Retirement Distribution Fund and the Accelerated Distribution Fund seek to provide a stated annual target distribution for 10 years from their inception. The Extended Distribution Fund seeks to provide a stated annual target distribution for 20 years from its inception. The Funds commenced operations in 2008. Each Fund will make its last annual distribution in the year designated in that Fund’s name.

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Finally, if you have chosen a Fund that seeks to provide a stated annual target distribution for 10 years from its inception, you must decide whether you prefer an accelerated (higher initial payout ratio) or non-accelerated (lower initial payout ratio) target distribution, bearing in mind that this will have an impact on the amount of your initial investment that may remain at the end of the period. If you seek a higher payout ratio (target distribution per share divided by net asset value per share), you would consider an accelerated target distribution strategy. If you seek the possibility of more of your initial investment remaining at the end of the Fund’s ten year Term, you would consider a non-accelerated target distribution strategy. Although the Accelerated Distribution Fund is not managed with the secondary objective of preserving a portion of your initial investment, RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of the Accelerated Distribution Fund. However, it is possible that none of your initial investment will remain at the end of the Term.

These differences are illustrated by the table below:

Fund	Secondary Objective of Capital Preservation	Distribution Term	Payout Ratio[1]
Retirement Distribution Fund	Yes	10 Years	Non-Accelerated
Accelerated Distribution Fund	No	10 Years	Accelerated
Extended Distribution Fund	Yes	20 Years	Non-Accelerated

1	The payout ratio is equal to the target distribution per share divided by the net asset value per share. Because a Fund’s net asset value per share changes daily, each Fund’s payout ratio will change daily. An accelerated payout ratio means a faster distribution (or “decumulation”) of assets. RIMCo expects that an accelerated payout ratio will result in less of your initial investment remaining at the end of a Fund’s Term.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/ 2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Determining How Many Shares to Buy

Once you have selected a Fund, you must then decide how many shares of that Fund you wish to purchase. First, determine the annual distribution amount that you wish to receive. Next, divide that amount by the per share annual target distribution amount of your selected Fund specified above to determine the number of shares you should purchase. Multiply the number of shares by the current NAV per share to determine your initial investment amount. You will need to take into account the redemption of shares from your account to pay your financial intermediary. An example of this calculation is set forth in Appendix B. If you would like assistance with this calculation, please contact your Financial Intermediary.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354 (in Washington, 253-627-7001).

Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.

Most of the securities and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Underlying Funds.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

RUSSELL U.S. CORE EQUITY FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Core Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2009, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $338.4 billion to $829 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In selecting securities, the Fund considers any security included in the Russell 3000® Index to be economically tied to the U.S. However, other securities not included in the Russell 3000® Index may also be determined by the Fund to be economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

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The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

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Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in small capitalization stocks.

The Fund may invest a limited amount in equity securities of non-U.S. firms.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2009, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $338.4 billion to $829 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

In selecting securities, the Fund considers any security included in the Russell 3000® Index to be economically tied to the U.S. However, other securities not included in the Russell 3000® Index may also be determined by the Fund to be economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

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The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of their benchmark. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models, price momentum models, cross stock correlation models and volatility prediction models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which a money manager sells a security it does not own in the portion of the Fund managed by it in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a “multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

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RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in small capitalization stocks.

The Fund may invest a limited amount in equity securities of non-U.S. firms.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. SMALL & MID CAP FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Small & Mid Cap Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based.

While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2009, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.93 billion to $78 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index

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reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small and medium capitalization equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% requirement applies at the time the Fund invests its assets.

In selecting securities, the Fund considers any security included in the Russell 3000® Index to be economically tied to the U.S. However, other securities not included in the Russell 3000® Index may also be determined by the Fund to be economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

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The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may invest a limited amount in equity securities of non-U.S. firms.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective :

The Fund seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Russell Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own interests in real estate or real estate related loans. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based but also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as

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the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

With respect to non-U.S. real estate securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL GLOBAL EQUITY FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. A portion of the Fund’s securities are denominated primarily in foreign currencies and typically are held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk. While the Fund spreads its investments across the globe, the

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money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.

The Fund may invest in equity securities of companies that are located in emerging market countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2009, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $349.7 billion to $480 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A money manager may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable a money manager to “lock in” the U.S. dollar price of a security that it plans to buy or sell.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include

34

capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell International Developed Markets Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and ability to invest in markets. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classification are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. For example, some providers currently classify South Korea and Israel as either developed or emerging markets. Additionally, the categorization of a market may change over time.

As a general rule, the Fund considers the following markets to be Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. In selecting securities, the Fund considers any security included in the MSCI World Index ex USA to be economically tied to countries with developed markets. However, other securities not included in the MSCI World Index ex USA may also be determined by the Fund to be economically tied to countries with developed markets.

The Fund may invest in equity securities of companies that are located in emerging market countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2009, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large and medium capitalization companies, ranged from approximately $[    ] billion to $[    ] million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company

36

domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A money manager may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable a money manager to “lock in” the U.S. dollar price of a security that it plans to buy or sell. A money manager may also purchase forward currency contracts for speculative purposes. A money manager may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

37

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL EMERGING MARKETS FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Emerging Markets Fund primarily invests in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in Emerging Market Companies. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2009, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $265 billion to $700 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

38

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and are typically held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund employs a “multi-style, multi-manager” approach whereby assets of the Fund are allocated to different unaffiliated money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives.

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Non-Principal Investment Strategies

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL STRATEGIC BOND FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Russell Strategic Bond Fund invests primarily in bonds. Bonds are fixed income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and

40

mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency backed securities, including, to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities which may include credit card, automobile loan and/or home equity line of credit receivables.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities that are non-U.S. dollar denominated, including emerging markets debt securities.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the money managers may identify sectors of the fixed income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.25 years as of December 31, 2009, but may vary up to 35%

41

from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund employs multiple unaffiliated money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered Fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RUSSELL SHORT DURATION BOND FUND

Non-Fundamental Investment Objective:

The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Russell Short Duration Bond Fund invests primarily in bonds. Bonds are fixed income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The duration of the Fund’s portfolio typically ranges within 30% of the duration of the BofA Merrill Lynch US Treasuries 1-3 Yr Index, which was 1.91 years as of December 31, 2009, but may vary up to 50% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency backed securities, including, to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities which may include credit card, automobile loan and/or home equity line of credit receivables.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities that are non-U.S. dollar denominated, including emerging markets debt securities.

The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the money managers may identify sectors of the fixed income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds significantly fewer U.S. Treasury obligations than are represented in the BofA Merrill Lynch US Treasuries 1-3 Yr Index.

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The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund employs multiple unaffiliated money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including an unregistered Fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

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The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL MONEY MARKET FUND

Non-Fundamental Investment Objective:

The Fund seeks to preserve principal and provide liquidity and current income.

Principal Investment Strategies

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government, its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. U.S. government securities are high quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported by only the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. U.S. government agencies or instrumentalities that issue or guarantee securities include, among others, the U.S. Treasury, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks and the Federal Home Loan Bank.

The Fund’s investments may include adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities whose rates are tied to appropriate money market indexes and are reset periodically. The dollar weighted average maturity of the Fund’s portfolio is 60 days or less.

The types of U.S. government obligations the Fund may purchase include:

a variety of U.S. Treasury obligations backed by the full faith and credit of the U.S. government which differ only in their interest rates, maturities and times of issuance, including:

U.S. Treasury bills that at time of issuance have maturities of one year or less, and

U.S. Treasury notes and U.S. Treasury bonds with remaining maturities of 13 months if fixed rate and 24 months if variable rate (so long as the variable rate is readjusted no less frequently than every 762 days and the next readjustment date is within 397 days);

obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and supported by any of the following:

the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

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the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,

discretionary authority of the U.S. government agency or instrumentality, or the credit of the agency or instrumentality.

The Fund enters into repurchase agreements collateralized by U.S. government or agency obligations. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund invests in variable rate demand notes, generally municipal debt instruments, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. These are obligations with a “put” right, obligating the provider of the put to buy the security within a specified time and at an agreed upon price.

The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) or other similar current or future government programs. Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, such as Straight-A Funding student loan programs.

Because the Fund may be 100% invested in securities of the U.S. government or any of its agencies or instrumentalities, the Fund’s return may be less than a fund which can invest without limitation in all types of securities.

The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market liquidity and market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

The Fund is a stable value fund and generally pursues a “buy and hold” strategy. However, the Fund may sell securities as a result of changes in creditworthiness of the issuer of those securities, to change the characteristics of the portfolio (e.g., its dollar weighted average maturity), to increase the Fund’s market-based net asset value, to comply with Rule 2a-7 under the Investment Company Act of 1940 or to create liquidity to meet redemptions.

The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to based on the investments made by the Underlying Funds. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

Fund	Principal Risks	Non-Principal Risks
2017 Retirement Distribution Fund—S Shares

Purchase After Commencement

Target Distribution

Impact of Changes to Net Asset Value

Return of Capital

Sufficient Assets

Investment Model Assumptions

New Fund Risk

Investing in Affiliated Underlying Funds

Asset Allocation

Multi-Manager Approach

Selection and Management Risk

“Select Holdings” Strategy

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Securities of Small Capitalization Companies

Preferred Stocks

Fixed Income Securities

Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Government Issued or Guaranteed Securities, U.S. Government Securities

Municipal Obligations

Money Market Securities (including commercial paper and bank instruments)

Asset-Backed Commercial Paper

Funding Agreements

Stable $1.00 Net Asset Value Risk

Mortgage Backed Securities

Asset Backed Securities

Credit and Liquidity Enhancements

Repurchase Agreements

Demand Notes

Dollar Rolls

Loans and Other Direct Indebtedness

International Securities

Non-U.S. Equity Securities

Non-U.S. Debt Securities

Emerging Markets Debt

Brady Bonds

Emerging Markets Equity Securities

Yankee Bonds and Yankee CDs

Currency Risk

Synthetic Foreign Equity Securities

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Fund	Principal Risks	Non-Principal Risks

Equity Linked Notes

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Forward Currency Contracts

Leveraging Risk

Counterparty Risk

Short Sales

Real Estate Securities

REITs

Depositary Receipts

Illiquid Securities

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Non-Diversification Risk

Industry Concentration Risk

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Investment by other Funds

2017 Accelerated Distribution Fund—S Shares

Purchase After Commencement

Target Distribution

Impact of Changes to Net Asset Value

Return of Capital

Sufficient Assets

Investment Model Assumptions

New Fund Risk

Investing in Affiliated Underlying Funds

Asset Allocation

Multi-Manager Approach

Selection and Management Risk

“Select Holdings” Strategy

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Securities of Small Capitalization Companies

Preferred Stocks

Fixed Income Securities

Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Government Issued or Guaranteed Securities, U.S. Government Securities

Municipal Obligations

Money Market Securities (including commercial paper and bank instruments)

Asset-Backed Commercial Paper

Funding Agreements

Stable $1.00 Net Asset Value Risk

Mortgage Backed Securities

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Fund	Principal Risks	Non-Principal Risks

Asset Backed Securities

Credit and Liquidity Enhancements

Repurchase Agreements

Demand Notes

Dollar Rolls

Loans and Other Direct Indebtedness

International Securities

Non-U.S. Equity Securities

Non-U.S. Debt Securities

Emerging Markets Debt

Brady Bonds

Emerging Markets Equity Securities

Yankee Bonds and Yankee CDs

Currency Risk

Synthetic Foreign Equity Securities

Equity Linked Notes

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Forward Currency Contracts

Leveraging Risk

Counterparty Risk

Short Sales

Real Estate Securities

REITs

Depositary Receipts

Illiquid Securities

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Non-Diversification Risk

Industry Concentration Risk

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Investment by other Funds

2027 Extended Distribution Fund—S Shares

Purchase After Commencement

Target Distribution

Impact of Changes to Net Asset Value

Return of Capital

Sufficient Assets

Investment Model Assumptions

New Fund Risk

Investing in Affiliated Underlying Funds

Asset Allocation

Multi-Manager Approach

Selection and Management Risk

“Select Holdings” Strategy

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

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Fund	Principal Risks	Non-Principal Risks

Quantitative Investing

Securities of Small Capitalization Companies

Preferred Stocks

Fixed Income Securities

Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Government Issued or Guaranteed Securities, U.S. Government Securities

Municipal Obligations

Money Market Securities (including commercial paper and bank instruments)

Asset-Backed Commercial Paper

Funding Agreements

Stable $1.00 Net Asset Value Risk

Mortgage Backed Securities

Asset Backed Securities

Credit and Liquidity Enhancements

Repurchase Agreements

Demand Notes

Dollar Rolls

Loans and Other Direct Indebtedness

International Securities

Non-U.S. Equity Securities

Non-U.S. Debt Securities

Emerging Markets Debt

Brady Bonds

Emerging Markets Equity Securities

Yankee Bonds and Yankee CDs

Currency Risk

Synthetic Foreign Equity Securities

Equity Linked Notes

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Forward Currency Contracts

Leveraging Risk

Counterparty Risk

Short Sales

Real Estate Securities

REITs

Depositary Receipts

Illiquid Securities

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Non-Diversification Risk

Industry Concentration Risk

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Investment by other Funds

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Underlying Fund	Principal Risks	Non-Principal Risks
Russell U.S. Core Equity Fund

Multi-Manager Approach

Selection and Management Risk

“Select Holdings” Strategy

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Fundamental Investing

Counterparty Risk

Depositary Receipts

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

International Securities

Non-U.S. Equity Securities

Currency Risk

Securities of Small Capitalization Companies

Derivatives (Futures Contracts, Options, Forwards and Swaps)

REITs

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Russell U.S. Quantitative Equity Fund

Multi-Manager Approach

Selection and Management Risk

“Select Holdings” Strategy

Equity Securities

Common Stocks

Market-Oriented Investments

Quantitative Investing

Leveraging Risk

Counterparty Risk

Short Sales

Depositary Receipts

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

International Securities

Non-U.S. Equity Securities

Currency Risk

Securities of Small Capitalization Companies

Derivatives (Futures Contracts, Options, Forwards and Swaps)

REITs

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Russell U.S. Small & Mid Cap Fund

Multi-Manager Approach

Selection and Management Risk

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Fundamental Investing

Securities of Small Capitalization Companies

Counterparty Risk

REITs

Depositary Receipts

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

International Securities

Non-U.S. Equity Securities

Currency Risk

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Illiquid Securities

Exposing Cash Reserves to Appropriate Markets

Securities Lending

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Underlying Fund	Principal Risks	Non-Principal Risks
Russell Real Estate Securities Fund

Multi-Manager Approach

Selection and Management Risk

Equity Securities

Common Stocks

International Securities

Non-U.S. Equity Securities

Currency Risk

Counterparty Risk

Real Estate Securities

REITs

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Non-Diversification Risk

Industry Concentration Risk

Investment by other Funds

Depositary Receipts Forward Currency Contracts Illiquid Securities Securities Lending

Russell Global Equity Fund

Multi-Manager Approach

Selection and Management Risk

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Securities of Small Capitalization Companies

Preferred Stocks

International Securities

Non-U.S. Equity Securities

Emerging Markets Equity Securities

Currency Risk

Forward Currency Contracts

Counterparty Risk

Depositary Receipts

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

Synthetic Foreign Equity Securities

Equity Linked Notes

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Warrants and Convertible Securities

REITs

Illiquid Securities

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Russell International Developed Markets Fund

Multi-Manager Approach

Selection and Management Risk

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Securities of Small Capitalization Companies

Preferred Stocks

International Securities

Non-U.S. Equity Securities

Emerging Markets Equity Securities

Synthetic Foreign Equity Securities

Equity Linked Notes

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Warrants and Convertible Securities

REITs

Illiquid Securities

Exposing Cash Reserves to Appropriate Markets

Securities Lending

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Underlying Fund	Principal Risks	Non-Principal Risks

Currency Risk

Forward Currency Contracts

Counterparty Risk

Depositary Receipts

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

Russell Emerging Markets Fund

Multi-Manager Approach

Selection and Management Risk

Equity Securities

Common Stocks

Value Stocks

Growth Stocks

Market-Oriented Investments

Quantitative Investing

Securities of Small Capitalization Companies

Preferred Stocks

International Securities

Non-U.S. Equity Securities

Emerging Markets Equity Securities

Currency Risk

Counterparty Risk

Depositary Receipts

Illiquid Securities

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

Synthetic Foreign Equity Securities

Equity Linked Notes

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Warrants and Convertible Securities

REITs

Exposing Cash Reserves to Appropriate Markets

Securities Lending

Russell Strategic Bond Fund

Multi-Manager Approach

Selection and Management Risk

Fixed Income Securities

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”)

Government Issued or Guaranteed Securities, U.S. Government Securities

Variable and Floating Rate Securities

Mortgage Backed Securities

Asset Backed Securities

Credit and Liquidity Enhancements

Dollar Rolls

Loans and other Direct Indebtedness

International Securities

Non-U.S. Debt Securities

Emerging Markets Debt

Yankee Bonds and Yankee CDs

Currency Risk

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Forward Currency Contracts

Municipal Obligations Repurchase Agreements Brady Bonds Exposing Cash Reserves to Appropriate Markets Securities Lending

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Underlying Fund	Principal Risks	Non-Principal Risks

Leveraging Risk

Counterparty Risk

Illiquid Securities

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

Russell Short Duration Bond Fund

Multi-Manager Approach

Selection and Management Risk

Fixed Income Securities

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”)

Government Issued or Guaranteed Securities, U.S. Government Securities

Variable and Floating Rate Securities

Mortgage Backed Securities

Asset Backed Securities

Credit and Liquidity Enhancements

Dollar Rolls

Loans and other Direct Indebtedness

International Securities

Non-U.S. Debt Securities

Emerging Markets Debt

Yankee Bonds and Yankee CDs

Currency Risk

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Forward Currency Contracts

Leveraging Risk

Counterparty Risk

Illiquid Securities

Liquidity Risk

Market Volatility

Government Intervention in and Regulation of Financial Markets

Large Redemptions and Subscriptions

Investment by other Funds

Municipal Obligations Repurchase Agreements Brady Bonds Exposing Cash Reserves to Appropriate Markets Securities Lending

Russell Money Market Fund

Selection and Management Risk

Fixed Income Securities

Government Issued or Guaranteed Securities, U.S. Government Securities

Municipal Obligations

Money Market Securities (including commercial paper and bank instruments)

Asset-Backed Commercial Paper

Variable and Floating Rate Securities

Debt Securities Guaranteed Pursuant to Government Guarantees

Stable $1.00 Net Asset Value Risk

Credit and Liquidity Enhancements

Repurchase Agreements

Demand Notes

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Underlying Fund	Principal Risks	Non-Principal Risks
Government Intervention in and Regulation of Financial Markets Large Redemptions and Subscriptions Industry Concentration Risk

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.

Purchase After Commencement

Investors who purchase shares in the subsequent years after a Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period. Consequently, the Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Target Distribution

Neither the Funds nor RIMCo can offer any assurance that a Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of a Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of a Fund’s 10-year or 20-year term.

Impact of Changes to Net Asset Value

If the NAV per share of a Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.

Return of Capital

Each Fund intends to make its target distribution each year, whether or not the Fund realizes income and capital gains sufficient to pay these distributions. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Retirement Distribution Fund and the Extended Distribution Fund achieving their secondary objective of preservation of a portion of the capital initially invested.

Sufficient Assets

Each Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Investment Model Assumptions

If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

New Fund Risk

These are new Funds which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Investing in Affiliated Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it

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invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund of Funds among the Underlying Funds, RIMCo may be deemed to have a conflict of interest. RIMCo, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Selection and Management Risk

Actively managed investment portfolios are subject to management risk. The securities or instruments chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. Despite strategies to achieve positive investment returns regardless of general market conditions, the values of investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

•	“Select Holdings” Strategy

The “select holdings” strategy amplifies a Fund’s security selection risk and potential underperformance.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

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•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Fundamental Investing

In fundamental analysis, securities are selected based on an evaluation of a company’s future earnings potential, security valuations, financial quality and business momentum. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected in the security’s price.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Warrants and Convertible Securities

Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Convertible Securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Fixed Income Securities

Fixed income securities are subject to interest rate risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration.

The value of fixed income securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk).

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Fixed income securities are also subject to credit risk and the risk of default. A Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default.

•	Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk (the risk that present value will be less in the future if inflation decreases the value of money) and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Money Market Securities (including commercial paper and bank instruments)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Debt Securities Guaranteed Pursuant to Government Guarantees

The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.

•	Asset-Backed Commercial Paper

Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.

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Variable and Floating Rate Securities

A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.

•	Funding Agreements

Funding agreements are subject to reinvestment risk and credit risk, as are all money market securities. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

•	Stable $1.00 Net Asset Value Risk

There is no assurance that the Russell Money Market Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Russell Money Market Fund.

•	Mortgage-Backed Securities

The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may decline in quality and value or default. This has become an increasing risk for collateral related to subprime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to

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loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “over collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

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Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Dollar Rolls

A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for a Fund.

•	Loans and Other Direct Indebtedness

Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend

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primarily on the financial condition of the borrower. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. However, investing in emerging market securities poses some risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of default from political instability; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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•	Brady Bonds

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

•	Emerging Markets Equity Securities

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Yankee Bonds and Yankee CDs

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or

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settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that may be used are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives are typically used as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities, physical commodities or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Investments in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the commodities, securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of commodity prices, securities prices, currency rates or interest rates; (ii) imperfect correlation between option prices, futures prices and the prices of any structured notes used to achieve commodities or other exposure and the underlying asset, reference rate or index; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over the counter derivative products and structured notes, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives.

The entire amount invested in futures could be lost. The loss from investing in certain other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Investments in futures contracts are limited so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements to set aside assets to meet obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time. A Fund may also be unable to close out its derivatives

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positions or structured note positions when desired. Investments in derivatives can cause theFunds to be more volatile and can result in significant losses. Certain derivatives have the potential for unlimited loss. Derivatives may also be used for leverage, in which case their use would involve leveraging risk.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the money manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of a Fund.

Forward Currency Contracts

Certain money managers may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with a Fund’s investment objectives and strategies. Forward foreign currency exchange transactions will be conducted on either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Counterparty Risk

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.

Short Sales

The Russell U.S. Quantitative Equity Fund will enter into short sales pursuant to a limited long-short strategy. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price

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between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

If a Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued it. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

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Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. RIC has established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Large Redemptions and Subscriptions

Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss to meet these redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income and money market funds may result in a lower yield for those funds as shorter term, higher yielding investments are sold to meet those redemptions, leaving longer duration, lower yielding assets in the funds. Likewise, if interest rates are decreasing, large subscription activity may result in the fixed income and money market funds having a lower yield as this new money is invested at lower interest rates than the rest of the portfolio.

Non-Diversification Risk

A non-diversified fund is subject to additional risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, a Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than a Fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance

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tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Investment by other Funds

The Underlying Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Underlying Funds may have a large percentage of their Shares owned by such funds of funds. Should RIMCo change a fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in an Underlying Fund or an Underlying Fund is no longer used as an investment of a fund of funds, that Underlying Fund could experience large redemptions of its Shares. If these large redemptions occur, an Underlying Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Distribution Policy

Each Fund seeks to provide steady, predictable, but not guaranteed, distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

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Target Distributions

The Funds seek to provide steady, predictable, but not guaranteed, distributions. The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified earlier in this Prospectus. A Fund may not have sufficient income to pay its target distributions. Therefore, the Fund’s policy of paying target distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back as part or all of an annual target distribution. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital. In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

To the extent that a Fund has Distribution Overages in a particular year, the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution in the subsequent year. You will own the same number of shares and the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease. Please see Appendix A for an example of how the Funds will calculate their reduced per share distribution amount for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

Income Dividends

Each Fund distributes substantially all of its net investment income to shareholders each year. The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on an annual basis, with payment being made in mid-December. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months and that are paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Capital Gains Distributions

Each Fund distributes substantially all of its capital gains to shareholders each year. The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing the allocation of its investment in the Underlying Funds.

Return of Capital

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will

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generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the Fund. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

The Funds may not have sufficient income from dividends and interest and realized capital gains to pay their target distributions. Therefore, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital.

The discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of a return of capital.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest. Additionally, because the Funds’ will generally make only one annual distribution, if you purchase shares later in a calendar year, you would generally be taxed on the distribution of the Funds’ income and net gains even though a portion of such amounts may have been earned by the Funds and/or the Underlying Funds prior to your purchase of shares.

Payment of Distributions

Net investment income dividends and capital gains distributions will be declared and paid annually. The Funds will pay dividends and distribution in cash and do not offer a reinvestment option. While these dividends and distributions should be paid to you in cash, in certain circumstances where your account is held in an omnibus account with the Funds, your Financial Intermediary may set your account up to have these dividends and distributions automatically reinvested. If this occurs, you will need to contact your Financial Intermediary to correct this so that your dividends and distributions are paid in cash. Reinvestment of dividends and distributions is not appropriate given the Funds’ objective of seeking to pay a stated annual target distribution.

The Funds recommend that shareholders reinvest all “Distribution Overages.” As described above under “Distribution Overages and Annual Reduction of Target Distribution Per Share,” each Fund will adjust the future target distribution amount for any Distribution Overages. If you do not reinvest all Distribution Overages, you will experience a decrease in the annual amount of distributions you receive from the Fund.

ADDITIONAL INFORMATION ABOUT TAXES

In general, distributions, other than a return of capital, from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Dividends paid from a Fund’s ordinary income and short-term capital gains generally will be taxable to you as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares.

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the future sale of Fund Shares. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

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Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December to shareholders of record in such a month but paid in January are taxable as if they were paid in December.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is currently taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund and/or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions, and, in many cases, distributions from non-U.S. corporations. For taxable years beginning after December 31, 2010, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of any Fund’s or Underlying Fund’s capital gains distributions, which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning on or before December 31, 2009, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for Fund taxable years beginning on or before December 31, 2009, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction if certain holding period and other requirements are met.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

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HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the Shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or an authorized Fund agent. See “Additional Information About How to Purchase Shares,” “Additional Information About How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the Shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Portfolio securities are valued according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, portfolio securities are valued based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for an Underlying Fund (and each Fund which invests in such Underlying Fund) when it is deemed that the particular event or circumstance would materially affect an Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur

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between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the fair value procedures as the movement of a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CLASS S SHARES

The Funds offer one class of Shares, Class S.

Class S
Key features	• No Front-End Sales Charge
• No Deferred Sales Charge

Annual 12b-1 Fees	• None

Annual Shareholder Service Fees	• None

DISTRIBUTION AND PAYMENTS TO FINANCIAL INTERMEDIARIES

Class S Shares participate in neither the Funds’ distribution plan nor the Funds’ shareholder services plan.

RIMCo or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in connection with distribution, which may include providing services intended to result in the sale of Fund Shares, or to pay a portion of costs related to, marketing support, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. Some of these payments are commonly referred to as “revenue sharing.” At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.

RFSC may also make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) to pay a portion of costs related to account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may fluctuate based on the dollar value of Fund Shares held through a particular Financial Intermediary. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.

The Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the SEC and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.

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To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, the Funds’ Distributor also offers them a range of complimentary software tools and educational services. The Funds’ Distributor provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

ADDITIONAL INFORMATION ABOUT HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Class S Shares may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class S Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.

The Funds generally do not have the ability to enforce these limitations on access to Class S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S Shares available to those categories of investors listed above that qualify for access to Class S Shares. However, the Funds will not knowingly sell Class S Shares to any investor not meeting one of the foregoing criteria.

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts. If your Financial Intermediary redeems Shares of a Fund to pay for fees you owe your Financial Intermediary, the target distributions you receive will be smaller.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited.

All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary.

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Purchases will be rejected if a payment does not clear the bank. Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e., any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Foreign Investors: A Financial Intermediary may offer and sell the Funds to non-resident aliens and non-U.S. entities, if (1) the Financial Intermediary can fulfill the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors, and (2) the offer and sale occur in a jurisdiction where a Fund is authorized to be offered and sold, currently the 50 states of the United States and certain U.S. territories. Without the prior approval of a Fund’s Chief Compliance Officer, non-resident aliens and entities not formed under U.S. law may not purchase Shares of a Fund where the Fund is responsible for the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors.

Offering Dates and Times

For all Funds: Purchase orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents have entered into agreements with the Funds’ Distributor or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

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EXCHANGE PRIVILEGE

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase Shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the shareholder’s Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

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The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary’s frequent trading polices must be approved by the Funds’ Chief Compliance Officer after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to:

•

Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds (i) may be used as short term investments, and (ii) intend to maintain a stable net asset value, which limits the opportunities for price arbitrage.

•

Transactions in a Fund by certain other funds (i.e. funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

•

Institutional accounts such as foundations and endowments where subscriptions and redemptions are based on donor directed activity so long as such subscriptions and redemptions do not interfere with the efficient management of a Fund’s portfolio or are not otherwise in a Fund’s best interests.

•	Scheduled rebalancing of asset allocated strategies.

•	Systematic purchase or redemption programs, if available.

In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that a Fund invests in an Underlying Fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an Underlying Fund that invests significantly in small cap equity securities investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such

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frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Underlying Funds which invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder in an omnibus account or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further details.

ADDITIONAL INFORMATION ABOUT HOW TO REDEEM SHARES

For all Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

For all Funds: Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a

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fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for the Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

For a Share Outstanding Throughout Each Period.

See notes to Financial Highlights at the end of this section.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
2017 Retirement Distribution Fund — S Shares
December 31, 2009
December 31, 2008(2)	7.24	0.8	(0.11)	(0.03)	(0.09)	—
October 31, 2008(1)	10	0.12	(2.88)	(2.76)	—	—
2017 Accelerated Distribution Fund — S Shares
December 31, 2009
December 31, 2008(2)	8.8	0.11	(0.03)	0.08	(0.35)	—
October 31, 2008(1)	10	0.58	(1.78)	(1.2)	—	—
2027 Extended Distribution Fund — S Shares
December 31, 2009
December 31, 2008(2)	8.81	0.1	(0.04)	0.06	(0.29)	—
October 31, 2008(1)	10	0.56	(1.75)	(1.19)	—	—

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$ Return of Capital	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(0.61)	(0.7)	6.51	(0.42)	1043	0.19	25.68	1.18	12
—	—	7.24	(35.23)	927	0.05	14.96	1.34	217

(0.65)	(1)	7.88	0.9	964	0.26	26.8	1.28	4
—	—	8.8	(16.91)	1056	0.04	7.93	5.98	67

(0.31)	(0.6)	8.27	0.75	1329	0.25	21.22	1.21	9
—	—	8.81	(18.69)	1315	0.04	7.05	5.78	328

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Notes to Financial Highlights

(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invest.
(f)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or Underlying Funds or their service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.russell.com. Assets not allocated to money managers are managed by RIMCo.

Russell U.S. Core Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

BlackRock Capital Management, Inc., 40 East 52nd Street, 6th Floor, New York, NY 10022.

Columbus Circle Investors, One Station Place, Metro Center—8th Floor, Stamford, CT 06902.

First Eagle Investment Management, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Lazard Asset Management, LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Numeric Investors LLC, 470 Atlantic Avenue, 6th Floor, Boston, MA 02210.

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

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Russell Real Estate Securities Fund

AEW Capital Management, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

Russell Global Equity Fund

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Tradewinds Global Investors, LLC, 2049 Century Park East, 18th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Russell International Developed Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD

United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding Loevner LLC, 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Russell Strategic Bond Fund

Brookfield Investment Management Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

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Russell Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

PERFORMANCE NOTES

The following notes supplement the Performance tables in the Risk/Return Summary and provide additional information necessary to understand the returns provided in those tables.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

The Fund first issued Shares on January 2, 2008.

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APPENDIX A

EXAMPLE: Impact Of Distribution Overages And Return Of Capital

Scenario 1A below illustrates a scenario where there is a Distribution Overage which you immediately reinvest.

Scenario 1B below illustrates the same scenario as Scenario 1A except that you do not reinvest the Distribution Overages you received. Note that in this example, your expected target distribution goes from $61,220 in the year of the initial investment (Year 3) down to $60,093 in the following year (Year 4) because you did not immediately reinvest your Distribution Overage.

Scenario 2 below illustrates a different scenario where there is a return of capital. Note that in this example, your market value at the end of the year goes down to $969,982 because the example assumes a portion of your initial investment was sold to pay your financial intermediary an external advisory fee (the “External Advisory Fee”) and another portion was returned to you. See Footnote (a) on the next page.

Each scenario, including the Initial NAV of $10.00 per share, is for illustrative purposes only and does not reflect any anticipated outcome. These examples assume a hypothetical rate of return which may or may not ever be achieved by a Fund. The hypothetical rate of return for Scenario 1A is 8%. The hypothetical rate of return for Scenario 1B is 8%. The hypothetical rate of return for Scenario 2 is 4.1%.

The term “Year 3” refers to the third year of the Fund’s Term (2010) and the term “Year 4” refers to the fourth year of the Fund’s Term (2011). The initial investment is assumed to occur in Year 3, before the date that the annual distribution occurs in that year.

	Scenario 1A Distribution Overages Immediately Reinvested	Scenario 1B Distribution Overages Not Reinvested	Scenario 2 Return of Capital
Initial Investment	$1,000,000	$1,000,000	$1,000,000
Fund Values (per share):
Initial NAV	$10.00	$10.00	$10.00
Year 3 Target Distribution	$0.6122	$0.6122	$0.6122

Year 3 Income	$0.6800	$0.6800	$0.4100
Year 3 Capital Gains	0.1200	0.1200	0.0000
Year 3 Return of Capital	0.0000	0.0000	0.2022

Year 3 Total distributions received	$0.8000	$0.8000	$0.6122

Distribution Overage	$0.1878	$0.1878	$0.0000
NAV prior to distributions (Beginning NAV + Income + Capital)	$10.80	$10.80	$10.41
NAV after distributions (Beginning NAV + Income + Capital – Total distributions)	$10.00	$10.00	$9.80
Cash received (based on total shares owned)
Net Investment Income	$68,000	$68,000	$41,000
Return of Capital	$0	$0	$20,220
Capital gains	$12,000	$12,000	$0
Shares Owned
Original Number of Shares Owned	100,000	100,000	100,000
Number of Shares Sold to pay External Advisory Fee (see detail calculations #4 below) (c)	(1,000)	(1,000)	(1,000)

New Number of Shares Owned after Sale for External Advisory Fee but before Reinvestment of shares from Distribution Overage	99,000	99,000	99,000
Number of shares received from reinvestment of Distribution Overage (see detail calculation #1 below)	1,878	0	0

New Number of Shares Owned after redemption of shares for External Advisory Fee and reinvestment of shares from Distribution Overage	100,878	99,000	99,000

Year 4 Adjusted Target Distribution per share (see detail calculations #2 and #3 below)	$0.6070	$0.6070	$0.6184
Expected Shareholder Aggregate Target Distribution in year 4(b)	$61,233	$60,093	$61,222
Market Value(a) at end of year 3	$1,008,780	$990,000	$969,982

Footnotes:

Unrealized Capital Gains or Losses, which also affect the NAV and the market value of your investment, are not shown in these scenarios since they do not otherwise affect the distribution calculations.
In any instance where there is a Distribution Overage that you reinvest to purchase additional shares, rounding differences may cause your expected aggregate target distribution in year 4 to vary slightly from year 3. Rounding differences may also occur as a result of shares sold to pay an External Advisory Fee.
This example assumes that shares are sold to pay the External Advisory Fee after the Fund pays its target distribution for the year.

1.	Number of Shares Received from Reinvestment of Distribution Overage Calculation:

Distribution Overage Per Share * Original Number of Shares Owned ÷ NAV after distribution

In Scenario 1A, the number of shares received from reinvestment of Distribution Overage is as follows:

0.1878 * 100,000 ÷ 10.00 = 1,878 shares

2.	Adjusted Target Distribution Calculation Following Distribution Overages:

As described in the Prospectus, Distribution Overages result in a reduction of the target distribution on a going forward basis. The assumed External Advisory Fee adjustment, however, increases it. The target distribution is adjusted according to the following formula:

New_T_Dist = Old_T_Dist * [Distribution Overage Adjustment Factor] * [External Advisory Fee Adjustment Factor]

Distribution Overage Adjustment Factor = New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))

External Advisory Fee Adjustment Factor = 1 ÷ 0.99

Thus,

New T Dist = Old_T_Dist * [New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))] * [1 ÷ 0.99]

where:

New_T_Dist = New (future period) target distribution amount

Old_T_Dist = Old (current period) target distribution amount

New_NAV = The NAV immediately after the distribution

The Distribution Overage Adjustment Factor is the ratio of the new NAV to the sum of the New NAV and the amount of the Distribution Overage.

The External Advisory Fee Adjustment Factor is the ratio required to offset the effect of the 1% assumed External Advisory Fee.

In Scenarios 1A and 1B above, the target distribution was adjusted to $0.6070 as follows:

0.6070 = 0.6122 * [10.00 ÷ (10.00 + (0.80 – 0.6122))] * [1 ÷ 0.99]

3.	Adjusted Target Distribution Calculation in years with no Distribution Overage

No Distribution Overage Adjustment Factor is required in years in which there is no Distribution Overage, so in these years the target distribution on a going forward basis is adjusted according to the following formula:

New_T_Dist = Old_T_Dist * [External Advisory Fee Adjustment Factor]

New_T_Dist = Old_T_Dist * [1 ÷ 0.99]

where:

New_T_Dist = New (future period) target distribution amount

Old_T_Dist = Old (current period) target distribution amount

In Scenario 2 above, the target distribution was adjusted to $0.6184 as follows:

0.6184 = 0.6122 * [1 ÷ 0.99]

4.	Shares sold for assumed External Advisory Fee calculation:

The assumed External Advisory Fee is 1% per year.

Shares sold for assumed External Advisory Fee = [100,000 * 0.01 = 1,000 shares]

APPENDIX B

How To Calculate Your Initial Investment

If the annual distribution amount you wish to receive is	$30,610
Divide this number by the per share target distribution amount	÷ 0.6122
To get the number of shares you need to purchase	50,000
Multiply the number of shares by the current NAV**	x $10.00
To get your net amount invested	$500,000
If a sale of shares is required to pay the External Advisory Fee before the next payment of the target distribution, then Divide by 0.99	÷ 0.99
To get your initial investment	$505,051

*	This calculation uses the target distribution for the Extended Distribution Fund. If you purchase a different Fund, you will need to use that Fund’s target distribution in this calculation.
**	NAV will change daily. The current NAV can be found at www.russell.com.

B-1

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ and Underlying Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ and Underlying Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: Russell Financial Services, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-            (            )

0000

RUSSELL INVESTMENT COMPANY*

909 A Street

Tacoma, Washington 98402

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

April 30, 2010

Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

This Statement of Additional Information (“Statement”) is not a Prospectus; this Statement should be read in conjunction with the LifePoints Target Distribution Strategies Funds’ Prospectuses, which may be obtained without charge by telephoning or writing RIC at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This Statement incorporates by reference the LifePoints Target Distribution Strategies Funds’ Annual Report to Shareholders for the year ended December 31, 2009. A copy of the LifePoints Target Distribution Strategies Funds’ Annual Report accompanies this Statement. This Statement also incorporates by reference the Underlying Funds’ Annual Reports to Shareholders for the year ended October 31, 2009. Copies of the Underlying Funds’ Annual Reports are available free of charge by calling Russell Investment Services at the above number. The fiscal year end of the Underlying Funds is October 31.

This Statement describes the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares, and 2027 Extended Distribution Fund – S Shares (collectively, the “LifePoints Target Distribution Strategies Funds” or “Funds”).

Each of the Funds invests in different combinations of other funds (the “Underlying Funds”), which invest in different combinations of stocks, bonds and cash equivalents.

FUND	INCEPTION DATE	PROSPECTUS DATE
2017 Retirement Distribution Fund – A Shares	January 2, 2008	April 30, 2010
2017 Accelerated Distribution Fund – A Shares	January 2, 2008	April 30, 2010
2027 Extended Distribution Fund – A Shares	January 2, 2008	April 30, 2010
2017 Retirement Distribution Fund – S Shares	January 2, 2008	April 30, 2010
2017 Accelerated Distribution Fund – S Shares	January 2, 2008	April 30, 2010
2027 Extended Distribution Fund – S Shares	January 2, 2008	April 30, 2010

*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.

The Underlying Funds in which the Funds currently invest commenced operations on the dates indicated below:

FUND	INCEPTION DATE
Russell U.S. Core Equity Fund[1]	October 16, 1981
Russell U.S. Quantitative Equity Fund[2]	June 1, 1987
Russell U.S. Small & Mid Cap Fund[3]	December 29, 1981
Russell International Developed Markets Fund[4]	February 1, 1983
Russell Global Equity Fund[5]	March 1, 2007
Russell Emerging Markets Fund[6]	February 1, 1993
Russell Strategic Bond Fund[7]	February 1, 1993
Russell Short Duration Bond Fund[8]	November 2, 1981
Russell Real Estate Securities Fund[9]	July 31, 1989
Russell Money Market Fund[10]	October 16, 1981

[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.
[2]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund.
[3]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund.
[4]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.
[5]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.
[6]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.
[7]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.
[8]	On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.
[9]	On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund.
[10]	On September 2, 2008, the Money Market Fund was renamed the Russell Money Market Fund.

Each of the LifePoints Target Distribution Strategies Funds offers one class of shares as described in the table below. Unless otherwise indicated, this Statement relates to all Shares of the Funds.

Fund	Class A	Class S
2017 Retirement Distribution Fund – A Shares	X
2017 Accelerated Distribution Fund – A Shares	X
2027 Extended Distribution Fund – A Shares	X
2017 Retirement Distribution Fund – S Shares		X
2017 Accelerated Distribution Fund – S Shares		X
2027 Extended Distribution Fund – S Shares		X

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended, (the “Master Trust Agreement”) and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940) of the Trust or Sub-Trust by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Sub-Trust or any Class of any such Sub-Trust at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds is a nondiversified investment company for purposes of the Investment Company Act of 1940 as amended (the “1940 Act”) because they invest in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company, except the Russell Real Estate Securities Fund. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each Fund are fully paid and nonassessable, and have no preemptive or conversion rights. The Funds have the following par values:

•	Shares of the 2017 Retirement Distribution Fund — A Shares have a par value of $0.0109 per share.

•	Shares of the 2017 Accelerated Distribution Fund — A Shares have a par value of $0.0107 per share.

•	Shares of the 2027 Extended Distribution Fund — A Shares have a par value of $0.0109 per share.

•	Shares of the 2017 Retirement Distribution Fund — S Shares have a par value of $0.0112 per share.

•	Shares of the 2017 Accelerated Distribution Fund — S Shares have a par value of $0.0106 per share.

•	Shares of the 2027 Extended Distribution Fund — S Shares have a par value of $0.0108 per share.

Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust

Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC.

At [    ] 2010, the following shareholders owned 5% or more of any Class of any Fund’s Shares:

[To be filed by amendment.]

At [    ], 2010, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

[To be filed by amendment.]

For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

[The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.]

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds’ adviser, and the money managers for the Underlying Funds. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are three Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Trustees and officers of the Funds also serve in similar positions with the Underlying Funds. Thus, if the interests of one of the Funds and the Underlying Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict.

The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds’ accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds’ records and the safekeeping arrangements of RIC’s custodian, reviews both the audit and non-audit work of RIC’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Daniel P. Connealy and Jonathan Fine, and Ms. Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ended December 31, 2009, the Audit Committee held four meetings.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison, Jr. and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ended December 31, 2009, the Nominating and Governance Committee held one meeting.

RIC’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of RIC, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to RIC. Currently, the Investment Committee members consist of Ms. Julie W. Weston, Ms. Sandra Cavanuagh and Messrs. Thaddas L. Alston, Jack R. Thompson and Raymond P. Tennison, Jr. For the fiscal year ended December 31, 2009, the Investment Committee held four meetings.

RIC paid $[    ] in the aggregate for the fiscal year ended December 31, 2009 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC’s officers and employees are paid by RIMCo or its affiliates.

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees Emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

#Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services	47	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2006 • Chairman of the Investment Committee since 2010	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	• Director, Fiduciary Trust Company of New Hampshire

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2004	• Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Vice Chairman, Simpson Investment Company • Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009 Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002	• Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	• Trustee Emeritus since 2007	• Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	• Trustee Emeritus since 2006	• Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•    President and CEO, RIC and RIF

•    May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•    2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•    1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•    Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•    Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•    Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

•    U.S. General Counsel and Assistant Secretary, FRC

•    Director and Assistant Secretary, RIA

•    Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•    Secretary and Chief Legal Counsel, RIC and RIF

TRUSTEE COMPENSATION TABLE

FOR THE FISCAL PERIOD ENDED DECEMBER 31, 2009

	AGGREGATE COMPENSATION FROM RIC			PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES			ESTIMATED ANNUAL BENEFITS UPON RETIREMENT			TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Sandra Cavanaugh#	$	[	]	$	[	]	$	[	]	$	[	]
Greg J. Stark##	$	[	]	$	[	]	$	[	]	$	[	]
INDEPENDENT TRUSTEES
Thaddas L. Alston	$	[	]	$	[	]	$	[	]	$	[	]
Kristianne Blake	$	[	]	$	[	]	$	[	]	$	[	]
Daniel P. Connealy	$	[	]	$	[	]	$	[	]	$	[	]
Jonathan Fine	$	[	]	$	[	]	$	[	]	$	[	]
Raymond P. Tennison, Jr.	$	[	]	$	[	]	$	[	]	$	[	]
Jack R. Thompson	$	[	]	$	[	]	$	[	]	$	[	]
Julie W. Weston	$	[	]	$	[	]	$	[	]	$	[	]
TRUSTEES EMERITUS
George F. Russell, Jr.	$	[	]	$	[	]	$	[	]	$	[	]
Paul E. Anderson	$	[	]	$	[	]	$	[	]	$	[	]
William E. Baxter*	$	[	]	$	[	]	$	[	]	$	[	]
Lee C. Gingrich	$	[	]	$	[	]	$	[	]	$	[	]
Eleanor W. Palmer**	$	[	]	$	[	]	$	[	]	$	[	]

#	Ms. Cavanaugh was elected to the Board of Trustees on January 22, 2010.

##	Effective January 22, 2010 Mr. Stark resigned from the Board of Trustees.

*	Effective March 2, 2009, Mr. Baxter’s term as Trustee Emeritus expired.

**	Effective May 25, 2009, Ms. Palmer’s term as Trustee Emeritus expired.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2009

	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEE
Sandra Cavanaugh	[ ]	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]	[ ]
Kristianne Blake	[ ]	[ ]	[ ]
Daniel P. Connealy	[ ]	[ ]	[ ]
Jonathan Fine	[ ]	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]	[ ]
Julie W. Weston	[ ]	[ ]	[ ]
TRUSTEES EMERITUS
George F. Russell, Jr.	[ ]	[ ]	[ ]
Paul E. Anderson	[ ]	[ ]	[ ]
Lee C. Gingrich	[ ]	[ ]	[ ]

OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC’s necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company

Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Financial Services, Inc. (formerly Russell Fund Distributors, Inc.)

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services, to RIC and RIMCo as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. Until January 1, 2008, the Funds and Underlying Funds paid RIMCo a fee for advisory and administrative services. Beginning on January 1, 2008, the Funds and Underlying Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds and Underlying Funds or in aggregate fees paid by the Funds and Underlying Funds for advisory and administrative services.

Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.

Except for the Russell Money Market Fund, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers and for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results.

All assets of the Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. RIMCo, as agent for RIC, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund.

The following Funds paid RIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal year ended December 31, 2009.

Funds	12/31/09
2017 Retirement Distribution Fund – A Shares	$	[	]
2017 Accelerated Distribution Fund – A Shares		[	]
2027 Extended Distribution Fund – A Shares		[	]
2017 Retirement Distribution Fund – S Shares		[	]
2017 Accelerated Distribution Fund – S Shares		[	]
2027 Extended Distribution Fund – S Shares		[	]

The following paragraphs list the current waivers for the Funds and those that were in effect since inception.

Current Waivers:

[To be filed by amendment.]

Past Waivers:

From inception to February 28, 2009, the LifePoints Target Distribution Strategies Funds direct and indirect fund-level operating expenses were capped as set forth below. Direct and indirect fund-level operating expenses did include non-recurring expenses or extraordinary expenses.

The 2017 Retirement Distribution Fund – A Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.33% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

The 2017 Accelerated Distribution Fund – A Shares’ annual direct and indirect fund operating expenses were capped at the greater of (a) 1.24% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

The 2027 Extended Distribution Fund – A Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.28% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

The 2017 Retirement Distribution Fund – S Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.15% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

The 2017 Accelerated Distribution Fund – S Shares’ annual direct and indirect fund operating expenses were capped at the greater of (a) 0.96% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

The 2027 Extended Distribution Fund – S Shares’ annual direct and indirect fund-level operating expenses were capped at the greater of (a) 1.00% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

For the fiscal year ended December 31, 2009, RIMCo and RFSC waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $[]; Accelerated Distribution Fund – A Shares: $[]; Extended Distribution Fund – A Shares: $[]; 2017 Retirement Distribution Fund – S Shares: $[]; Accelerated Distribution Fund – S Shares: $[]; and 2027 Extended Distribution Fund – S Shares: $[].

For the period November 1, 2008 through December 31, 2008, RIMCo and RFSC waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $30,961; 2017 Accelerated Distribution Fund – A Shares: $30,446; 2027 Extended Distribution Fund – A Shares: $39,394; 2017 Retirement Distribution Fund – S Shares: $43,332; 2017 Accelerated Distribution Fund – S Shares: $45,723; and 2027 Extended Distribution Fund – S Shares: $48,236.

From inception to October 31, 2008, RIMCo and RFSC waived and reimbursed fees for the following LifePoints Target Distribution Strategies Funds in the following amounts: 2017 Retirement Distribution Fund – A Shares: $46,582; 2017 Accelerated Distribution Fund – A Shares: $47,774; 2027 Extended Distribution Fund – A Shares: $40,122; 2017 Retirement Distribution Fund – S Shares: $35,520; 2017 Accelerated Distribution Fund – S Shares: $37,455; and 2027 Extended Distribution Fund – S Shares: $36,809.

Each of the Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. The Underlying Funds in which the Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2009, 2008 and 2007, respectively:

Underlying Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2009			2008	2007	2009		2008	2007
Russell U.S. Core Equity	$	[	]	$12,720,104	$9,877,300	[	]%	0.55%	0.55%
Russell U.S. Quantitative Equity		[	]	10,443,818	9,533,647	[	]	0.55%	0.55%
Russell U.S. Small & Mid Cap		[	]	4,733,105	4,353,337	[	]	0.70%	0.70%
Russell International Developed Markets		[	]	15,931,795	14,266,417	[	]	0.70%	0.70%
Russell Global Equity*		[	]	10,319,777	6,154,145	[	]	0.95%	0.95%
Russell Emerging Markets		[	]	17,235,737	16,650,986	[	]	1.15%	1.15%
Russell Strategic Bond		[	]	11,906,977	5,816,173	[	]	0.50%	0.50%
Russell Short Duration Bond		[	]	1,987,404	3,241,444	[	]	0.45%	0.45%
Russell Real Estate Securities		[	]	16,346,340	17,374,753	[	]	0.80%	0.80%
Russell Money Market		[	]	13,951,547	10,565,141	[	]	0.20%	0.20%
*	The Russell Global Equity Fund commenced operations on February 28, 2007.

RIMCo and RFSC have contractually agreed to waive and/or reimburse all or a portion of their advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with RIC or the Administrative Agreement and may be changed or discontinued. RIMCo currently calculates its advisory fee based on an Underlying Fund’s average daily net assets. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years.

Current Underlying Fund Waivers:

[To be filed by amendment.]

Past Underlying Fund Waivers:

On October 1, 2008, the Russell Strategic Bond Fund’s direct Fund-level expenses were capped at 0.51%. RIMCo had contractually agreed to waive, at least through February 28, 2009, up to the full amount of its 0.50% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.51% of the average daily net assets of that Fund on an annual basis. Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the fiscal years ended October 31, 2008 and 2009 was $911,796 and $[], respectively. As a result of the waiver, the Fund paid advisory fees of $10,995,181 and $[] for the fiscal years ended October 31, 2008 and 2009, respectively.

From September 1, 2008 to February 28, 2009, for the Russell Short Duration Bond Fund, RIMCo has contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. From January 1, 2008 through August 31, 2008, for the Russell Short Duration Bond Fund, RIMCo contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $40,729 and $[] for the fiscal years ended October 31, 2008 and 2009, respectively. There was no reimbursement for the fiscal year ended October 31, 2008. As a result of the waiver, the Fund paid advisory fees of $1,946,675 and $[] for the fiscal years ended October 31, 2008 and 2009, respectively.

Effective March 1, 2007, for the Russell Short Duration Bond Fund, RIMCo contractually agreed to waive through December 31, 2007, up to the full amount of its 0.50% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers for the fiscal year ended October 31, 2007.

For the Russell Money Market Fund, RIMCo contractually agreed to waive through December 31, 2008, 0.15% of its 0.20% advisory fee. RIMCo waived fees in the amounts of $10,463,661 for the fiscal year ended October 31, 2008. As a result of the waiver, the Fund paid advisory fees equal to $3,487,886 for the fiscal year ended October 31, 2008.

For the Russell Money Market Fund, RIMCo contractually agreed to waive through December 31, 2007, 0.15% of its 0.25% combined advisory and administrative fee. RIMCo waived fees in the amounts of $7,923,640 for the fiscal year ended October 31, 2007. As a result of the waivers, the Fund paid advisory and administrative fees equal to $5,282,785 for the fiscal year ended October 31, 2007.

From September 15, 2004 to September 30, 2008, for the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets and Russell Strategic Bond, RIMCo contractually agreed to waive 0.02% of its 0.05% administrative fee. For the fiscal years ended October 31, 2007 and 2008 RIMCo waived administrative fees in the amounts of $$359,174 and $390,611 for the Russell U.S. Core Equity Fund, $346,678 and $309,448 for the Russell U.S. Quantitative Equity Fund, $124,381 and $112,740 for the Russell U.S. Small & Mid Cap Fund, $407,612 and $387,130 for the Russell International Developed Markets Fund and $232,647 and $356,788 for the Russell Strategic Bond Fund, respectively.

Effective October 1, 2008, for the Russell Money Market Fund, transfer agent fees were charged at the class level. Prior to this date, transfer agent fees were charged at the Fund level. RFSC has contractually agreed to waive a portion of its transfer agency fees as follows:

Fund	Class	Waivers	Amount waived for fiscal year ended 10/31/09
Russell Money Market	S	0.12%	$	[	]

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by RIMCo with respect to the last three fiscal year ends of the Underlying Funds:

	$Amount Paid					Annual rate (as a % of average daily net assets)
Underlying Fund	2009			2008	2007	2009		2008	2007
Russell U.S. Core Equity	$	[	]	$7,603,127	$6,002,229	[	]%	0.33%	0.33%
Russell U.S. Quantitative Equity		[	]	7,302,000	7,074,888	[	]	0.40%	0.41%
Russell U.S. Small & Mid Cap		[	]	1,862,871	1,681,897	[	]	0.28%	0.27%
Russell International Developed Markets		[	]	9,135,836	8,336,682	[	]	0.40%	0.41%
Russell Global Equity*		[	]	6,150,192	3,859,218	[	]	0.57%	0.60%
Russell Emerging Markets		[	]	9,907,558	9,446,177	[	]	0.65%	0.65%
Russell Strategic Bond		[	]	8,768,179	4,615,845	[	]	0.39%	0.40%
Russell Short Duration Bond		[	]	1,402,253	2,242,228	[	]	0.32%	0.31%
Russell Real Estate Securities		[	]	11,050,403	12,297,585	[	]	0.54%	0.57%
Russell Money Market		[	]	13,951,547	10,565,141	[	]	0.20%	0.20%
*	The Russell Global Equity Fund commenced operations on February 28, 2007.

RIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 909 A Street, Tacoma, WA 98402.

PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the RIC Funds and Underlying Funds, oversee the portfolio allocations to and/or money managers of the RIC Underlying Funds and have primary responsibility for the management of the Funds and Underlying Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the RIMCo Managers of the Funds are based on their management of the Funds consistent with the Funds’ objectives. The RIMCo Managers for the Funds are evaluated on an ongoing basis with respect to achieving each Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs.

RIMCo manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class directors and regional chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class directors and regional chief investment officers’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE

FUNDS THEY MANAGE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009

RIMCO MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS MANAGED BY THE RIMCO MANAGER
Jill F. Johnson	[	]	2017 Retirement Distribution Fund – A Shares
	[	]	2017 Accelerated Distribution Fund – A Shares
	[	]	2027 Extended Distribution Fund – A Shares
	[	]	2017 Retirement Distribution Fund – S Shares
	[	]	2017 Accelerated Distribution Fund – S Shares
	[	]	2027 Extended Distribution Fund – S Shares

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual fundsFunds of Funds and Underlying Funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asst allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select Underlying Funds and/or money managers to fulfill those needs. Specifically, RIMCo Managers make Underlying Fund and/or money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers of Underlying Funds utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage. RIMCo Managers of Fund of Funds utilize Russell proprietary capital markets research and portfolio strategy analysis to assist in determining the optimal assets of Underlying Fund allocations to meet the unique investment needs of the various Funds they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for asset allocation and money manager selection. It For RIMCo managers of Underlying Funds it includes the hiring, termination and retention of money managers. For asset allocations it includes defining the funds objective and determining appropriate ways to measure it’s success. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the Asset Class Directors who are responsible for monitoring the portfolio management duties performed within their specific asset class.

For Managers of the Underlying Funds, occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the Asset Class Director and the ISC must review and ratify the recommendations.

OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF DECEMBER 31, 2009

RIMCo Manager	Number of Registered Investment Companies		Assets Under Management (in millions)			Number of Pooled Investment Vehicles		Assets Under Management (in millions)			Other Types of Accounts		Assets Under Management (in millions)			Asset Total (in millions)
Jill F. Johnson	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	$	[	]

Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ Statement of Additional Information.

MONEY MANAGERS. Except with respect to the Russell Money Market Fund, the money managers of the Underlying Funds are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of an Underlying Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisors or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the Underlying Funds’ fiscal years ended October 31, 2009, 2008 and 2007, fees paid to the money managers of the Underlying Funds were:

Underlying Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2009			2008	2007	2009		2008	2007
Russell U.S. Core Equity	$	[	]	$5,116,977	3,875,071	[	]%	0.22%	0.22%
Russell U.S. Quantitative Equity		[	]	3,141,818	2,458,759	[	]	0.15%	0.14%
Russell U.S. Small & Mid Cap		[	]	2,870,234	2,671,440	[	]	0.42%	0.43%
Russell International Developed Markets		[	]	6,795,959	5,929,735			0.30%	0.29%
Russell Global Equity*		[	]	4,169,585	$2,294,927	[	]	0.38%	0.35%
Russell Emerging Markets		[	]	7,328,179	7,204,809	[	]	0.50%	0.50%
Russell Strategic Bond		[	]	3,138,798	1,200,328	[	]	0.11%	0.10%
Russell Short Duration Bond		[	]	585,151	999,216	[	]	0.13%	0.14%
Russell Real Estate Securities		[	]	5,295,937	5,077,168	[	]	0.26%	0.23%
*	The Russell Global Equity Fund commenced operations on February 28, 2007.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. Russell Financial Services, Inc. or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds and Underlying Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether RIMCo’s and each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Capital Management L.P.	Yes	No	Yes
AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes
Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes
Axiom International Investors LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
BlackRock Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Brookfield Investment Management Inc.	Yes	Yes, subject to blackout periods	Yes
ClariVest Asset Management, LLC	Yes	No	Yes
Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes
Delphi Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
DePrince, Race & Zollo, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
First Eagle Investment Management, LLC	Yes	Yes, subject to blackout periods	Yes
Gartmore Global Partners	Yes	Yes, subject to blackout periods	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Genesis Asset Managers, LLP	Yes	Yes, subject to blackout periods	Yes
Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Harding Loevner LP.	Yes	Yes, subject to blackout periods	Yes
Harris Associates, L.P.	Yes	Yes, subject to blackout periods	Yes
Heitman Real Estate Securities LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Institutional Capital LLC	Yes	No	Yes
INTECH Investment Management LLC	Yes	Yes, subject to blackout periods	Yes
INVESCO Advisers, Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes
Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Lazard Asset Management LLC	Yes	Yes, subject to blackout periods	Yes
Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes
Marsico Capital Management Company, LLC	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc.	No	Yes

Metropolitan West Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes
Mondrian Investment Partners Ltd.	Yes	Yes, subject to blackout periods	Yes
Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes
Next Century Growth Investors, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of closed end funds, ETFs and employer securities purchased pursuant to employer-sponsored automatic investment plans	Yes	Yes
Numeric Investors LLC	Yes	Yes, subject to blackout periods	Yes
Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Pzena Investment Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or within one day of a client buy or sell order.	Yes
Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes

Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes
Schneider Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes
Signia Capital Management, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of mutual funds, closed end funds, ETFs and index funds	Yes	Yes
Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes
Tradewinds Global Investors, LLC	Yes	Yes, subject to blackout periods	Yes
T. Rowe Price International, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Turner Investment Partners, Inc.	Yes	Yes, but not in securities in which the adviser has a long or short position and subject to blackout periods	Yes
Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes
William Blair & Company, LLC	Yes	Yes, subject to blackout periods	Yes

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the “SEC”) Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a “Multiple Class Fund.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan. Although each of the LifePoints Target Distribution Strategies Funds offers only one class of shares, those Funds are subject to the Rule 18f-3 Plan as the Rule 18f-3 Plan sets forth the rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions of each such class.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.

In adopting the Distribution Plan for each Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds by enabling those Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund would have.

For each Fund offering Class A Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

For each Fund offering Class A Shares, the Distribution Plan provides that each Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A Shares for any activities or expenses primarily intended to result in the sale of Class A Shares of such Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the Class A Shares of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the Class A Shares a Fund or (b) sixty-seven percent (67%) or more of the Shares of the Class A Shares of a Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the Class A Shares of such Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the Class A Shares of a Fund or (ii) a 1940 Act Vote.

Under the Distribution Plan, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as “Selling Agents.”

Under the Distribution Plan, the following Funds’ Class A Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal year ended December 31, 2009, the fiscal period November 1, 2008 through December 31, 2008, and the fiscal period ended October 31, 2008 (these amounts were for compensation to dealers):

Funds	Class A 12/31/09			Class A 12/31/08	Class A 10/31/08
2017 Retirement Distribution Fund – A Shares	$	[	]	$299	$768
2017 Accelerated Distribution Fund – A Shares		[	]	460	922
2027 Extended Distribution Fund – A Shares		[	]	376	1,065

UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

As of the date of this Statement, RIMCo and RFSC have contractually agreed to waive and/or reimburse until [February 28, 2010] all or a portion of their advisory and administrative fees, respectively, with respect to certain Underlying Funds.

FUND OPERATING EXPENSES. As a shareholder of the Underlying Funds, each Fund indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. RIMCo and RFSC have agreed to waive certain of their fees and reimburse the Funds for certain operating expenses other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses. The agreement to waive and reimburse expenses extends through [April 29, 2010] and may be renewed thereafter. If this arrangement is discontinued, Fund expenses may increase.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectuses, each of the Funds offers only one class of Shares.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares offer only one class of Shares, Class A Shares. The 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares, and 2027 Extended Distribution Fund – S Shares offer only one class of Shares, Class S Shares.

Class A Shares of the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares and 2027 Extended Distribution Fund – A Shares (the “Class A Funds”)

Class A Shares are sold at offering price, which is the net asset value plus a front end sales charge as follows.

The Class A Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

The Funds’ distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the Class A Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A Shares may also receive the distribution fee payable under the Funds’ distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Commissions are paid to Financial Intermediaries on Class A Share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.

Sales Charge Waivers and Reductions

Please see the applicable Class A Funds’ prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class S Shares of the 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares ( the “Class S Funds”)

Financial Intermediaries will receive no distribution fees for Class S Shares.

Class S Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.

The Funds generally do not have the ability to enforce these limitations on access to Class S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S Shares available to those categories of investors listed above that qualify for access to Class S Shares. However, the Funds will not knowingly sell Class S Shares to any investor not meeting one of the foregoing criteria.

Minimum Initial Investment Requirements. There is currently no required minimum initial investment for Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

VALUATION OF THE FUND SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

PRICING OF SECURITIES. The Shares of the Underlying Funds held by each Fund are valued at their net asset value. The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets and Russell Strategic Bond Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that invests in these Underlying Funds which hold portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those Underlying Funds’ portfolio securities may change on weekends or other days when the Fund does not price its Shares.

PORTFOLIO TURNOVER RATES OF THE FUNDS. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund during the year. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus. The dynamic asset allocation of the Funds may lead to higher portfolio turnover rates for the Funds. However, because the Funds are only exchanging shares of the Underlying Funds, the Funds will not incur brokerage commissions or transaction costs and therefore will not reduce the Funds’ performance.

The portfolio turnover rates for the fiscal year ended December 31, 2009, the fiscal period November 1, 2008 through December 31, 2008, and the fiscal period ended October 31, 2008 were:

Funds	12/31/09		12/31/08	10/31/08
2017 Retirement Distribution Fund – A Shares	[	]%	6%	188%
2017 Accelerated Distribution Fund – A Shares	[	]	41	192
2027 Extended Distribution Fund – A Shares	[	]	2	114
2017 Retirement Distribution Fund – S Shares	[	]	12	217
2017 Accelerated Distribution Fund – S Shares	[	]	4	67
2027 Extended Distribution Fund – S Shares	[	]	9	328

PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by RIMCo or the money manager for the Underlying Funds’ cash reserves. The Underlying Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of RIC) decides to purchase the same security. In addition, when a money manager’s services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Underlying Funds, other than the Russell Money Market Fund, for the periods ended October 31, 2009 and 2008, respectively, were as follows: Russell U.S. Core Equity Fund, [    ] and 121%, Russell U.S. Quantitative Equity Fund, [    ] and 118%, Russell U.S. Small & Mid Cap Fund, [    ] and 163%, Russell International Developed Markets, Fund [    ] and 100%, Russell Global Equity Fund, [    ] and 160%, Russell Emerging Markets Fund, [    ] and 65%, Russell Strategic Bond Fund, [    ] and 131%, Russell Short Duration Bond Fund, [    ] and 146% and Russell Real Estate Securities Fund, [    ] and 66%.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website following each month end. Such disclosure will be available no later than 60 calendar days following each month end. Disclosure of a Fund’s top ten portfolio holdings as of the last day of each month will be available on the Funds’ website no later than 15 calendar days after each month end.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Brown Brothers Harriman, Pace, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

In addition, the Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc., (“GSI”), and Risk Metrics Group, Inc, (“RiskMetrics”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and RiskMetrics receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as iMoneyNet, Crane Data LLC, Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds and Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted for; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of an Underlying Fund are owned directly by any Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Underlying Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Underlying Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Underlying Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services and its correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Underlying Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Underlying Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Underlying Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non–affiliated brokers.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Underlying Funds.

Recapture Services or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through Recapture Services and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.

Recapture Services retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Underlying Funds. Trades through Recapture Services and its correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services and its correspondents or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager may benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the Underlying Funds’ fiscal years ended October 31, 2009, 2008 and 2007 the total brokerage commissions paid by the Underlying Funds were:

	10/31/09			10/31/08	10/31/07
Russell U.S. Core Equity	$	[	]	$4,245,805	$2,515,341
Russell U.S. Quantitative Equity		[	]	2,333,164	1,412,653
Russell U.S. Small & Mid Cap		[	]	2,101,044	1,826,199
Russell International Developed Markets		[	]	5,402,820	4,425,146
Russell Global Equity*		[	]	2,864,577	1,760,297
Russell Emerging Markets		[	]	3,079,574	3,418,436
Russell Strategic Bond		[	]	315,079	493,681
Russell Short Duration Bond		[	]	23,190	57,414
Russell Real Estate Securities		[	]	2,992,425	2,565,101

*	The Russell Global Equity Fund commenced operations on February 28, 2007.

The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Russell Money Market Fund normally does not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the Underlying Funds’ fiscal year ended October 31, 2009, approximately $[    ] of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets. Until the third quarter of 2009, transactions effected through Recapture Services were used solely to generate commission rebates to the Funds and not to obtain research services.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the Underlying Funds’ fiscal years ended October 31, 2009, 2008 and 2007, from portfolio transactions effected for the Underlying Funds, were as follows:

10/31/09
Affiliated Broker / Dealer	$		% of Fund’s Commission		% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap	[	]	[	]	[	]
Franklin Portfolio Associates Trust
Russell U.S. Quantitative Equity	[	]	[	]	[	]
Russell Implementation Services, Inc.
Russell U.S. Core Equity	[	]	[	]	[	]
Russell U.S. Quantitative Equity	[	]	[	]	[	]
Russell U.S. Small & Mid Cap	[	]	[	]	[	]
Russell International Developed Markets	[	]	[	]	[	]
Russell Global Equity*	[	]	[	]	[	]
Russell Emerging Markets	[	]	[	]	[	]
Russell Real Estate Securities	[	]	[	]	[	]
UBS Asset Management
Russell International Developed Markets	[	]	[	]	[	]
Russell Emerging Markets	[	]	[	]	[	]

	10/31/08			10/31/07
Affiliated Broker / Dealer	$	% of Fund’s Commission	% of Fund’s Principal	$	% of Fund’s Commission	% of Fund’s Principal
David J. Greene and Company, LLC
Russell U.S. Small & Mid Cap	1,231	0.06	0.00	2,703	0.15	0.00
Franklin Portfolio Associates Trust
Russell U.S. Quantitative Equity	132,541	5.68	0.90	49,030	3.47	1.28
Russell Implementation Services, Inc.
Russell U.S. Core Equity	148,946	3.51	2.86	480,508	19.10	16.02
Russell U.S. Quantitative Equity	521,212	22.34	5.57	218,442	15.46	8.01
Russell U.S. Small & Mid Cap	220,602	10.50	4.44	227,656	12.47	11.56
Russell International Developed Markets	281,245	5.21	2.14	835,125	18.87	15.16
Russell Global Equity*	477,075	16.65	13.39	667,189	37.90	15.28
Russell Emerging Markets	20,496	0.67	0.83	160,914	4.71	3.19
Russell Real Estate Securities				196,664	7.67	4.16
UBS Asset Management
Russell International Developed Markets	4,325	0.08	0.02	6,050	0.14	0.08
Russell Emerging Markets	7,046	0.23	0.08	2,717	0.08	0.02

*	The Russell Global Equity Fund commenced operations on February 28, 2007.

The percentage of total affiliated transactions (relating to trading activity) to total transactions during fiscal year ended October 31, 2009 for the Underlying Funds was [    ]%.

During the Underlying Funds’ fiscal year ended October 31, 2009, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The values of broker–dealer securities held as of October 31, 2009, were as follows:

Brokers by Commission for the Underlying Funds’ fiscal year ended October 31, 2009:

Broker	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund		Russell U.S. Small & Mid Cap Fund		Russell International Developed Markets Fund		Russell Global Equity Fund		Russell Emerging Markets Fund
Banc of America Securities LLC	[	]	[	]	[	]	[	]	[	]	[	]
Barclays Capital, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Citigroup Global Markets, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Credit Suisse First Boston Corp.	[	]	[	]	[	]	[	]	[	]	[	]
Deutsche Bank Securities, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Goldman, Sachs & Co.	[	]	[	]	[	]	[	]	[	]	[	]
HSBC Securities, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Investment Technology Group, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
J.P. Morgan Securities, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Jefferies & Company	[	]	[	]	[	]	[	]	[	]	[	]
Lehman Brothers, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Macquarie Group Limited	[	]	[	]	[	]	[	]	[	]	[	]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Morgan Stanley & Co. Incorporated	[	]	[	]	[	]	[	]	[	]	[	]
Stifel, Nicolaus & Co., Inc.	[	]	[	]	[	]	[	]	[	]	[	]
UBS Securities LLC	[	]	[	]	[	]	[	]	[	]	[	]
Wachovia Securities	[	]	[	]	[	]	[	]	[	]	[	]

Broker	Russell Strategic Bond Fund		Russell Short Duration Bond Fund		Russell Money Market Fund
Banc of America Securities LLC	[	]	[	]	[	]
Barclays Capital, Inc.	[	]	[	]	[	]
Citigroup Global Markets, Inc.	[	]	[	]	[	]
Credit Suisse First Boston Corp.	[	]	[	]	[	]
Deutsche Bank Securities, Inc.	[	]	[	]	[	]
Goldman, Sachs & Co.	[	]	[	]	[	]
HSBC Securities, Inc.	[	]	[	]	[	]
Investment Technology Group, Inc.	[	]	[	]	[	]
J.P. Morgan Securities, Inc.	[	]	[	]	[	]
Jefferies & Company	[	]	[	]	[	]
Lehman Brothers, Inc.	[	]	[	]	[	]
Macquarie Group Limited	[	]	[	]	[	]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	[	]	[	]	[	]
Morgan Stanley & Co. Incorporated	[	]	[	]	[	]
Stifel, Nicolaus & Co., Inc.	[	]	[	]	[	]
UBS Securities LLC	[	]	[	]	[	]
Wachovia Securities	[	]	[	]	[	]

Brokers by Principal (Zero Commissions) for the Underlying Funds’ fiscal year ended October 31, 2009:

Broker	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund		Russell U.S. Small & Mid Cap Fund		Russell International Developed Markets Fund		Russell Global Equity Fund		Russell Emerging Markets Fund
Banc of America Securities LLC	[	]	[	]	[	]	[	]	[	]	[	]
Barclays Capital, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Bear Stearns	[	]	[	]	[	]	[	]	[	]	[	]
BNP Paribas	[	]	[	]	[	]	[	]	[	]	[	]
Citigroup Global Markets, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Credit Suisse First Boston Corp.	[	]	[	]	[	]	[	]	[	]	[	]
Deutsche Bank Securities, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Goldman, Sachs & Co.	[	]	[	]	[	]	[	]	[	]	[	]
Investment Technology Group, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
J.P. Morgan Securities, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Jefferies & Company	[	]	[	]	[	]	[	]	[	]	[	]
Lehman Brothers, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	[	]	[	]	[	]	[	]	[	]	[	]
Morgan Stanley & Co. Incorporated	[	]	[	]	[	]	[	]	[	]	[	]
Raymond James & Associates	[	]	[	]	[	]	[	]	[	]	[	]
State Street Global Markets, LLC	[	]	[	]	[	]	[	]	[	]	[	]
UBS Securities LLC	[	]	[	]	[	]	[	]	[	]	[	]
Wachovia Securities	[	]	[	]	[	]	[	]	[	]	[	]
Zions First National Bank	[	]	[	]	[	]	[	]	[	]	[	]

Broker	Russell Strategic Bond Fund		Russell Short Duration Bond Fund		Russell Money Market Fund
Banc of America Securities LLC	[	]	[	]	[	]
Barclays Capital, Inc.	[	]	[	]	[	]
Bear Stearns	[	]	[	]	[	]
BNP Paribas	[	]			[	]
Citigroup Global Markets, Inc.	[	]	[	]	[	]
Credit Suisse First Boston Corp.	[	]	[	]	[	]
Deutsche Bank Securities, Inc.	[	]	[	]	[	]
Goldman, Sachs & Co.	[	]	[	]	[	]
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	[	]	[	]	[	]
Jefferies & Company
Lehman Brothers, Inc.	[	]	[	]	[	]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	[	]	[	]	[	]
Morgan Stanley & Co. Incorporated	[	]	[	]	[	]
Raymond James & Associates
State Street Global Markets, LLC
UBS Securities LLC	[	]	[	]	[	]
Wachovia Securities	[	]	[	]	[	]
Zions First National Bank	[	]	[	]	[	]

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS

Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund’s shareholders. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in the respective Prospectus.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

No Fund may:

1. Purchase securities if, as a result of such purchase, the Funds’ investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

Because of their investment objectives and policies, investments of the Fund will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund investment policies set forth in the Funds’ Prospectus, each of the Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund will invest (other than the Russell Real Estate Securities Fund and the Russell Money Market Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act.

The Russell Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

The Russell Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that each Fund may invest in the Russell Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Funds’ presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.

With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 1, above, the statement that the Funds will be concentrated in the mutual fund industry means that the Funds will only invest in shares of other mutual funds. In accordance with each Fund’s investment program as set forth in the prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund.

Each Fund will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund s rather than the Underlying Fund.

With regards to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular ‘industry” or group of industries.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

The Funds do not invest in illiquid securities. The Funds do not invest in repurchase agreements.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

The investment objective and principal investment strategy for each of the Funds is provided in those Funds’ Prospectuses. The following table illustrates the principal and non-principal investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Fund	Principal Investments	Non-Principal Investments
2017 Retirement Distribution Fund – A Shares	Underlying Funds	Derivatives - index and currency futures and options US Government Securities

2017 Accelerated Distribution Fund – A Shares	Underlying Funds	Derivatives - index and currency futures and options US Government Securities

2027 Extended Distribution Fund – A Shares	Underlying Funds	Derivatives - index and currency futures and options US Government Securities

2017 Retirement Distribution Fund – S Shares	Underlying Funds	Derivatives - index and currency futures and options US Government Securities

2017 Accelerated Distribution Fund – S Shares	Underlying Funds	Derivatives - index and currency futures and options US Government Securities

2027 Extended Distribution Fund – S Shares	Underlying Funds	Derivatives - index and currency futures and options US Government Securities

INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

Each Underlying Fund’s investment objective, with the exception of Russell U.S. Quantitative Equity Fund and Russell International Developed Markets Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of Russell U.S. Quantitative Equity Fund and Russell International Developed Markets Fund are fundamental which means that they may only be changed with the approval of a majority of each Underlying Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

No Underlying Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.

Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.

This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

This investment restriction shall not apply to the Russell Real Estate Securities Fund.

The Russell Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

The Russell Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

An additional fundamental policy is that the Russell Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

For purposes of these investment restrictions, the Russell Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non–governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non–governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Russell Real Estate Securities Fund concentrates its investments in real estate securities.

With regards to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular ‘industry” or group of industries.

With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Fund as permitted by the 1940 Act.

Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Underlying Funds will not purchase additional securities while outstanding borrowings exceed 5% of total assets.

An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and non-principal investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Underlying Fund	Principal Investments	Non-Principal Investments
Russell U.S. Core Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets REITs Non-U.S. Securities

Russell U.S. Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets REITs Non-U.S. Securities

Russell U.S. Small & Mid Cap Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets Non-U.S. Securities

Russell International Developed Markets Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Warrants and Convertible securities

Derivatives

Synthetic foreign equity securities

Equity securities of real estate companies, including REITs

Derivatives to expose cash reserves to markets

Russell Global Equity Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic foreign equity securities

Warrants and Convertible securities

Derivatives to expose cash reserves to markets

Russell Emerging Markets Fund	Common Stocks and Common Stock Equivalents Emerging Market Securities Depositary Receipts Preferred Stocks Foreign Securities (specifically emerging market securities) Illiquid Securities

Cash Reserves

Warrants

Derivatives

Synthetic foreign equity securities Pooled Investment Vehicles

Warrants and Convertible securities

Lending Portfolio Securities

REITs

Derivatives to expose cash reserves to markets

Underlying Fund	Principal Investments	Non-Principal Investments
Russell Strategic Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

Russell Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon bonds

Foreign Securities

Derivatives

When-issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations Brady Bonds

Russell Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities	Cash Reserves Lending Portfolio Securities Illiquid Securities Depositary Receipts

Russell Money Market Fund	U.S. Government Securities Demand Notes Repurchase Agreements Debt Securities Guaranteed Under Government Programs

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Underlying Funds may invest in the foregoing table.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

The Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets and Russell Real Estate Securities Funds, are referred to collectively as the “Underlying Equity Funds.”

The Russell Strategic Bond and Russell Short Duration Bond Funds are referred to collectively as the “Underlying Fixed Income Funds.”

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, except the Russell Real Estate Securities Fund, intend to be fully invested at all times. RIMCo or a money manager invests the Underlying Funds’ (except the Russell Money Market Fund’s) cash reserves in short term instruments. In addition to investing in such short term investments, as described below, the Underlying Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets.

Each Underlying Fund (except the Russell Money Market Fund), that formerly invested its cash reserves in the Russell Money Market Fund did so pursuant to exemptive relief from the SEC. The relief required that any investment of cash reserves in affiliated money market funds not exceed 25% of the investing Underlying Fund’s total assets. The Underlying Funds invested cash reserves in the Russell Money Market Fund only so long as it did not adversely affect the portfolio management and operations of the Russell Money Market Fund and RIC’s other Underlying Funds.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invested its cash reserves in the Russell Money Market Fund bore indirectly a proportionate share of the Russell Money Market Fund’s operating expenses, which included the advisory and administrative fees paid to RIMCo and RFSC, respectively. Until the fourth quarter of 2009, the cash reserves for all Underlying Funds were invested in the Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Russell Money Market Fund was 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds’ Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Commencing in the fourth quarter of 2009, each of the Underlying Funds which formerly invested its cash reserves in the Russell Money Market Fund now invests those cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Cash Management Fund is 0.10%, the same as the net aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC with respect to the Russell Money Market Fund.

The Cash Management Fund seeks to preserve principal and provide liquidity and current income. The Underlying Fund invests in a portfolio of high quality U.S. Dollar denominated money market securities. The dollar-weighted average maturity of the Underlying Fund’s portfolio is 90 days or less. The Underlying Fund primarily invests in (1) securities issued by U.S. and foreign banks, commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts, (2) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit, (3) Yankee Bonds, (4) funding agreements, (5) other money market funds, (6) demand notes, (7) repurchase agreements, (8) investment-grade municipal debt obligations, (9) securities issued or guaranteed by the U.S. government or its agencies and (10) asset backed securities. An investment in the U.S. Cash Management Fund, like any investment, has risks. The principal risks of investing in the Underlying Fund are those associated with: active security selection, the ability to maintain a stable $1.00 net asset value, counterparty risk, liquidity risk, market volatility, government intervention in financial markets, possible large redemptions and subscriptions and investing in (1) fixed income securities (including instruments of U.S. and foreign banks and U.S. and foreign corporations), (2) commercial paper (including asset-backed commercial paper), (4) funding agreements, (5) illiquid securities, (6) demand notes and (7) repurchase agreements.

Hedging Strategies. Financial futures contracts may be used by the Underlying Funds, except the Russell Money Market Fund, during or in anticipation of adverse market events such as, in the case of the Underlying Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying Fund’s portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Russell Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIC is a party to an Amended and Restated Securities Lending Authorization Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which an Underlying Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Underlying Fund retains most rights of beneficial ownership, including, interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Underlying Funds may invest cash collateral received in (1) direct obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, (2) high–quality short–term debt instruments eligible for purchase by Russell Investment Company domestic money market mutual funds, (3) repurchase transactions with certain counterparties or (4) registered or unregistered short-term investment funds advised by RIMCo or third parties. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities, then to pay for lending transaction costs. Any remaining income is divided between the Underlying Fund and the lending agent in accordance with the Amended and Restated Securities Lending Authorization Agreement.

An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Underlying Equity Funds’ assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected and are held in overweight positions by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Underlying Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Underlying Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities. No more than 15% of an Underlying Fund’s (other than the Russell Money Market Fund) net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value. The Russell Money Market Fund will not invest in illiquid securities.

The Board of Trustees of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds and Underlying Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds and Underlying Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. Typically, the Funds and Underlying Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the Russell Money Market Fund. The Funds and Underlying Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in reduced returns and/or additional borrowing costs.

Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs.” The Underlying Funds, other than the Russell Money Market Fund, may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Underlying Funds is subject to a duplicate level of fees if an Underlying Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. The Russell U.S. Quantitative Equity Fund may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until an Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Foreign Securities

Investment In Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. Emerging markets consist of countries determined by the money managers of an Underlying Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Underlying Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Synthetic Foreign Equity Securities (also referred to as Local Access Products or Participation Notes). The Russell Global Equity, Russell International Developed Markets and Russell Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Equity Securities

Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants. The Underlying Funds may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Russell Real Estate Securities Fund, it is anticipated, although not required that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.

An Underlying Fund’s investment in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.

Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.

Debt Instruments and Money Market Instruments

To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds and Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.

The Funds, Fixed Income Underlying Funds and the Russell Money Market Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Funds, Underlying Fixed Income Funds and the Russell Money Market Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Funds, Underlying Fixed Income Funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund or Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund or Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund or Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s or Underlying Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund or Underlying Fund. Subject to the overall limitations described in “Illiquid Securities”, a Fund or an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund or Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund or Underlying Fund not within its control and therefore the realization by the Fund or Underlying Fund on such collateral may be automatically stayed. It is possible that the Fund or Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds and the Russell Money Market Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund’s records while a reverse repurchase agreement is in effect. The Russell Money Market Fund will only enter into reverse repurchase agreements collateralized by U.S. government or agency obligations.

The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.

Corporate Debt Securities. The Underlying Fixed Income Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. The Russell Money Market Fund may invest only in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) and other similar current or future government programs. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund may hold such common stock and other securities even though they do not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Underlying Fixed Income Funds and Russell Money Market Fund may invest in include the securities described below. The Russell Money Market Fund may invest only in mortgage-related and other asset-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of an Underlying Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment. Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, an Underlying Fund has exposure to subprime loans Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.

Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As an Underlying Fund may be required to rely upon another lending institution to collect and pass onto the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Underlying Fund.

In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.

Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Underlying Fixed Income Funds may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Underlying Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds

These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.

The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. The Russell Money Market Fund may invest only in municipal obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in municipal notes. The Russell Money Market Fund may only invest in municipal notes that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the participation certificates.

A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.

Demand Notes. The Underlying Fixed Income Funds may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Russell Money Market Fund may also invest in variable rate demand notes, that are supported by credit and liquidity enhancements from U.S. government agencies. These are obligations with a “put” right, obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Underlying Funds will enter into put and stand–by commitments with institutions such as banks and broker–dealers that the Underlying Funds’ money managers continually believe satisfy the Underlying Funds’ credit quality requirements.

Risk Factors. The ability of the Underlying Funds to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Underlying Funds from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, the Underlying Funds may, in the opinion of Underlying Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.”)

The Underlying Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Russell Money Market Fund may invest only in variable rate securities, and only in those variable rate securities that are backed by the full faith and credit if the U.S. government, its agencies or instrumentalities.

Commercial Paper. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Russell Money Market Fund may invest only in commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Asset-Backed Commercial Paper. The Russell Money Market Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date. The Russell Money Market Fund may invest only in asset-backed commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Indexed Commercial Paper. The Underlying Fixed Income Funds may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Underlying Fixed Income Funds and the Russell Money Market Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying Funds and the Russell Money Market Fund, that invest in these securities and may affect their share price.

Funding Agreements. The Underlying Fixed Income Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund’s investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund or an Underlying Fund to an obligation to another party. The Funds and Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Funds and Underlying Funds, other than the Russell Money Market Fund, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund’s or an Underlying Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds and Underlying Funds may also use those instruments, provided that their use is consistent with the Funds’ or Underlying Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds and Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund’s or an Underlying Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of a Fund’s and Underlying Fund’s net assets).

Options On Securities And Indexes. Each Fund and Underlying Fund, other than the Russell Money Market Fund, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds and Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds’ and Underlying Funds’ ability to hold illiquid securities. The Funds and Underlying Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in the money” (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s or an Underlying Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund or Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund or an Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long term counterparty credit rating, including reassignments, of A- or better as defined by S&P (using highest of split ratings) or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Fund or Underlying Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund or an Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund or Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund or an Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund or an Underlying Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund or Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Fund or Underlying Fund. For a call option on an index, the option is covered if the Fund or Underlying Fund maintains liquid assets equal to the contract value. A call option is also covered if the Fund or Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund or Underlying Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Fund or Underlying Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Fund or Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund or Underlying Fund in liquid segregated assets.

If an option written by a Fund or an Underlying Fund expires, the Fund or Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund or an Underlying Fund expires unexercised, the Fund or Underlying Fund realizes a capital loss (long or short–term depending on whether the Fund’s or Underlying Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund or an Underlying Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund or an Underlying Fund may make a “closing sale transaction,” which involves liquidating the Underlying Fund’s position by selling the option previously purchased. The Fund or Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund or Underlying Fund desires.

A Fund or an Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund or Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund or Underlying Fund will realize a capital gain or, if it is less, the Fund or Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund or an Underlying Fund is an asset of the Fund or Underlying Fund. The premium received for an option written by a Fund or an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund or an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund or Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund or an Underlying Fund seeks to close out an option position. If a Fund or an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund or an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund or an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund or an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund or an Underlying Fund, the Fund or Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund or Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund or Underlying Fund is covered by an option on the same index purchased by the Fund or Underlying Fund, movements in the index may result in a loss to the Fund or Underlying Fund; however, such losses may be mitigated by changes in the value of the Funds’ or Underlying Funds’ securities during the period the option was outstanding.

Options On Foreign Currency. A Fund or an Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund or an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts And Options On Futures Contracts. A Fund or an Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the EURO. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund or Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund or an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund or an Underlying Fund from liquidating an unfavorable position and the Fund or Underlying Fund would remain obligated to meet margin requirements until the position is closed.

A Fund or an Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund or an Underlying Fund will enter into a futures contract only if the contract is “covered” or if the Fund or Underlying Fund at all times maintains liquid segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund or an Underlying Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options on Securities and Indexes” above.

A Fund or an Underlying Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). A Fund or an Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Funds’ or Underlying Funds’ net assets.

Each Fund or Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund’s or an Underlying Fund’s investment objective and strategies. For example, a Fund or an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Funds’ or Underlying Funds’ securities or the price of the securities which the Fund or Underlying Fund intends to purchase. Additionally, a Fund or an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund or an Underlying Fund, the Fund or Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund or Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund and Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund or an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund or Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund or an Underlying Fund, but is instead a settlement between the Fund or Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund or Underlying Fund will mark–to– market its open futures positions.

A Fund or an Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund or Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund or Underlying Fund realizes a capital gain, or if it is more, the Fund or Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund or Underlying Fund realizes a capital gain, or if it is less, the Fund or Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund or an Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Funds’ or Underlying Funds’ total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund or Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund or Underlying Fund.

When selling a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund or Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund or Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund or Underlying Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund or Underlying Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund or Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund or Underlying Fund.

When selling a put option on a futures contract, a Fund or an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund or Underlying Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund or Underlying Fund.

The Fund and Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund or Underlying Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund or an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund or an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund or an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund or an Underlying Fund from liquidating an unfavorable position and the Fund or Underlying Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts. The Funds and Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds and Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or to effect investment transactions consistent with the Funds’ or Underlying Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund or an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund or Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds and Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds and Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds and Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds and Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ and Underlying Funds’ investment objectives and strategies. The Funds and Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund or an Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund’s or an Underlying Fund’s forward currency contracts are not used to achieve investment leverage, the Fund or Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund of Fund’s or Underlying Fund’s commitments with respect to these contracts. The Funds and Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ or Underlying Funds’ portfolio securities are or are expected to be denominated. A Fund’s or an Underlying Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds or Underlying

Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund or an Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds and Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds’ or Underlying Funds’ portfolios. If a Fund or an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund’s or Underlying Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund’s or Underlying Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund or an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund or an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund or Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund or Underlying Fund entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund or Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund or Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund or an Underlying Fund.

Upon maturity of a forward currency contract, the Funds and Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund or an Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds and Underlying Funds.

The cost to a Fund or an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund or an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund or an Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund’s or an Underlying Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund or Underlying Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund or an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund or an Underlying Fund is engaged in that strategy.

A Fund’s or an Underlying Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund or Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s or an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s or an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements and Swaptions. The Funds and Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds and Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund or an Underlying Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds and Underlying Funds may enter into several different types of swap agreements including interest rate, credit and currency swaps. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds and Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ or Underlying Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds or Underlying Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ or Underlying Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds or Underlying Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds or Underlying Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The Funds and Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds and Underlying Fixed Income Funds may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that a Fund or Underlying Fixed Income Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, a Fund or Underlying Fixed Income Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the Funds and Underlying Fixed Income Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds and Underlying Fixed Income Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Funds and Underlying Fixed Income Funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Funds and Underlying Fixed Income Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds and Underlying Fixed Income Funds would keep the stream of payments and would have no payment obligations. As a seller, the Funds and Underlying Fixed Income Funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds and Underlying Fixed Income Funds may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Funds and Underlying Fixed Income Funds would function as the counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds and Underlying Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds and Underlying Fixed Income Funds own or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds and Underlying Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Credit default swaps could result in losses if the Funds and Underlying Fixed Income Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds and Underlying Fixed Income Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Funds and Underlying Fixed Income Funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of credit default swap, the Funds and Underlying Fixed Income Funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Funds and Underlying Fixed Income Funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Funds and Underlying Fixed Income Funds.

If the creditworthiness of the Fund’s and Underlying Fixed Income Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Funds and Underlying Fixed Income Funds. To limit the counterparty risk involved in swap agreements, the Funds and Underlying Fixed Income Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds and Underlying Fixed Income Funds will be able to do so, the Funds and Underlying Fixed Income Funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds and Underlying Fixed Income Funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund or an Underlying Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds or Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ or Underlying Funds’ risk of loss consists of the net amount of interest payments that the Funds or Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds and Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

A Fund or an Underlying Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

Index Swap Agreements. The Funds and Underlying Funds, other than the Russell Money Market Fund, may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or Underlying Funds or to effect investment transactions consistent with these Funds’ or Underlying Funds’ investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by the Funds and Underlying Funds, the parties’ obligations are determined on a “net basis.” Consequently, a Fund’s or an Underlying Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund’s or an Underlying Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund’s or an Underlying Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of that Fund’s or Underlying Fund’s assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund or an Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds and Underlying Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ and Underlying Funds’ repurchase agreement guidelines.

Forward Commitments. A Fund or an Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Funds’ or Underlying Funds’ ability to manage its investment portfolio and meet redemption requests. A Fund or an Underlying Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund or Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds’ or Underlying Funds’ records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the Russell International Developed Markets and Russell Emerging Markets Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund or Underlying Fund is made prior to the Funds’ or Underlying Funds’ receipt of cash payment therefor or the Funds’ or Underlying Funds’ payment of cash for portfolio securities occurs prior to the Fund’s or Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund or an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund or an Underlying Fund has tendered cash payment or securities, as the case may be.

TAXES

Distributions of Net Investment Income. Each Funds’ income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund. Any distributions by a Fund from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.

If you are an individual investor, a portion of the dividends received by you from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is currently 15%.

Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund as capital gain distributions. A Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Capital gains generally will be distributed by a Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. The maximum rate applicable to capital gains is 15% through 2010. After 2001, this maximum rate applicable to capital gains currently is scheduled to increase to 20%.

Return of Capital. If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Funds’ current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Funds Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the future sale of Funds Shares. Any such distributions in excess of a shareholder’s cost basis in his or her Funds Shares will be treated as gain from the sale or exchange of those Shares.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund as ordinary income, and any loss will reduce an Underlying Fund’s ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you, and may cause some or all of the Underlying Fund’s previously distributed income to be classified as a return of capital to the Fund. A return of capital generally is not taxable to a Fund, but reduces a Fund’s tax basis in its shares of the Underlying Fund. Any return of capital in excess of a Fund’s tax basis is taxable to the Fund as a capital gain.

Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Dividends paid by a Fund may not be exempt from state and local taxes in certain states when the Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund and, in turn, to you.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2010, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if properly designated by the Fund. Also, for that same four-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. Fund distributions, if any, made during such period that are attributable to gains from the sale or exchange of “U.S. real property interests,” which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations,” (including certain non-domestically-controlled REITs), will be taxable to non-U.S. investors and will require such investors to file U.S. income tax returns. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, it is expected that the rate will be 28% for calendar years through 2010 and 30% thereafter.

Additional Tax Information With Respect to the Russell Money Market Fund

The tax information described in “Taxes” above applies to the Russell Money Market Fund except as noted in this section.

Distributions of Net Investment Income. The Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund’s daily net income includes accrued interest and any original issue or acquisition discount, less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different RIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

At December 31, 2009, the following Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/15	TOTAL
2017 Retirement Distribution Fund – A Shares	183,592	183,592
2017 Accelerated Distribution Fund – A Shares	24,056	24,056
2027 Extended Distribution Fund – A Shares	63,209	63,209
2017 Retirement Distribution Fund – S Shares	12,121	12,121
2017 Accelerated Distribution Fund – S Shares	43,255	43,255
2027 Extended Distribution Fund – S Shares	43,749	43,749

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

MONEY MANAGER INFORMATION FOR

THE UNDERLYING FUNDS

RUSSELL U.S. CORE EQUITY FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

BlackRock Capital Management, Inc. is a wholly–owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a publicly-traded company.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

First Eagle Investment Management, LLC is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no individual owning more than 25% of the voting securities.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Lazard Asset Management LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Montag & Caldwell, Inc. is owned 74.4% by BNP Paribas, a French listed banking group, and 25% plus one share owned by Société Fédérale de Participations et d’Investissement (“SFPI”), a Belgian company wholly-owned by the Kingdom of Belgium.

Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

INTECH Investment Management LLC is majority-owned by Berger Financial Group LLC, which is an indirect subsidiary of Janus Capital Management LLC. Janus Capital Management LLC is wholly-owned by Janus Capital Group Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.

RUSSELL U.S. SMALL & MID CAP FUND

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

Delphi Management, Inc. is 100% owned by Scott Black.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Next Century Growth Investors, LLC (“Next Century”) is a U.S. Limited Liability Company 20% owned by Strong Capital Management and 80% employee owned. Next Century’s controlling shareholder is Thomas L. Press.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

Axiom International Investors LLC (“Axiom”) is 100% employee owned. Axiom’s controlling shareholder is Andrew Jacobson.

Marsico Capital Management, LLC is controlled by Marsico Management Equity, LLC, which is controlled by Tom Marsico.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Mondrian Investment Partners Limited is controlled by senior members of management.

Pzena Investment Management, LLC has as its sole managing member Pzena Investment Management, Inc., a publicly traded company.

UBS Global Asset Management (Americas), Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

William Blair & Company, LLC is 100% employee owned with no one individual controlling more than 25%.

RUSSELL GLOBAL EQUITY FUND

Gartmore Global Partners is controlled by Oxford Partners, LP, a Cayman registered limited partnership. Oxford Partners, LP is controlled approximately 50% by employees of Gartmore with no individual having more than 25% voting control and approximately 50% by Hellman & Friedman LLC, a private equity partnership.

Harris Associates, L.P. is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, which owns 99.67% of Harris Associates, L.P.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.

Tradewinds Global Investors LLC is controlled by Nuveen Investments, Inc. (“Nuveen”), a majority owned subsidiary of Windy City Investments, Inc., with no individual controlling more than 25%.

T. Rowe Price International, Inc. (“T. Rowe Price”) is an indirect subsidiary of T. Rowe Price Group a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates, Inc.

RUSSELL EMERGING MARKETS FUND

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis’ managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.

T. Rowe Price International, Inc. (“T. Rowe Price”) is an indirect subsidiary of T. Rowe Price Group a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates, Inc.

UBS Global Asset Management (Americas), Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

RUSSELL STRATEGIC BOND FUND

Brookfield Investment Management Inc. is wholly-owned by Brookfield Asset Management, Inc., a publicly-traded Canadian corporation.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Logan Circle Partners, L.P. is 70% owned by its employees of which Jude Driscoll owns a controlling interest and 30% is owned by GPFT HOLDCO, LLC.

Metropolitan West Asset Management, LLC (“MWAM”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is a subsidiary of Société Générale Asset Management, S.A. (“SGAM”), a French corporation. SGAM is a wholly-owned subsidiary of Société Générale SA, a French publicly traded corporation.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL SHORT DURATION BOND FUND

Logan Circle Partners, L.P. is 70% owned by its employees of which Jude Driscoll owns a controlling interest and 30% is owned by GPFT HOLDCO, LLC.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RUSSELL REAL ESTATE SECURITIES FUND

AEW Capital Management, L.P. is a limited partnership that is 1% owned by its general partner, AEW Capital Management, Inc., and is 99% owned by its limited partner, Natixis Global Asset Management, L.P. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris, the Caisse Nationale des Caisse d’Epargne, a financial institution owned by French regional savings banks known as the Caisse d’Epargne, and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH INVESTORS SERVICE, INC. (“FITCH”):

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; and

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

•	execution of a coercive debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note to Long-Term Ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Long-Term IDR categories below ‘B’.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY’S:

Moody’s rating for state, municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 — This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 — This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

MOODY’S:

Prime - 1 — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR-Withdrawn

S&P:

A-1 - An obligor rated “A-1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated “A-2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated “A-3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B - An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. - An issuer designated N.R. is not rated.

FITCH:

Short Term Credit Ratings

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

FINANCIAL STATEMENTS

The 2009 annual financial statements of the LifePoints Target Distribution Strategies Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2009. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2009 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

RUSSELL INVESTMENT COMPANY
File No. 2-71299 and 811-03153
1933 Act Post-Effective
Amendment No. 131
1940 Act Amendment No. 137

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	1.1	Second Amended and Restated Master Trust Agreement dated October 1, 2008 (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	1.2	Amendment No. 1 to Second Amended and Restated Master Trust Agreement dated October 24, 2008 (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	1.3	Form of Amendment No. 2 to Second Amended and Restated Master Trust Agreement dated October 12, 2009 (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

	1.4	Form of Amendment No. 3 to Second Amended and Restated Master Trust Agreement dated December 8, 2009 (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

(b)	1.1	By-Laws of Russell Investment Company dated November 18, 2008 (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

(c)	1.1	Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

	1.2	Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

	1.3	Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

	1.4	Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)	1.1	Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

	1.2	Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

	1.3	Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000)

	1.4	Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

	1.5	Form of Letter Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004)

	1.6	Amendment to Advisory Agreement dated January 1, 2005 (incorporated by reference to Post-Effective Amendment No. 83 dated February 28, 2006)

	1.7	Amendment to the Advisory Agreement dated May 1, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

1.8	Form of Letter Agreement to the Advisory Agreement adding the Retirement Distribution Fund I – A Shares, Accelerated Distribution Fund I – A Shares, Extended Distribution Fund I – A Shares, Retirement Distribution
Fund I – S Shares, Accelerated Distribution Fund I – S Shares and Extended Distribution Fund I – S Shares (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

	1.9	Form of Letter Agreement adding the Global Equity Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

	1.10	Form of Letter Agreement adding the 2015 Strategy Fund, 2025 Strategy Fund, 2035 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund and the In Retirement Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

1.11	Letter Agreement amending and restating Section 6.A of the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

1.12	Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

2.1	Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.2	Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.3	Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.4	Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.5	Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

2.6	Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

3.1	Form of Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

3.2	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Retirement Distribution Fund I – A Shares, Accelerated Distribution Fund I – A Shares, Extended Distribution Fund I – A Shares, Retirement Distribution Fund I – S Shares, Accelerated Distribution Fund I – S Shares and Extended Distribution Fund I – S Shares (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

	3.3	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Real Estate Securities Fund, Short Duration Bond Fund and Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 96 dated February 28, 2007)

	3.4	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class C and S Shares to the Fixed Income I Fund (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007)

	3.5	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding 2015 Strategy Fund, 2025 Strategy Fund, 2035 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

	3.6	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class Y Shares to the Real Estate Securities Fund, Emerging Markets Fund, Short Duration Bond Fund, Global Equity Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

	3.7	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A, Class C and Class S Shares to the Equity I Fund, Equity Q Fund, Equity II Fund, International Fund and Fixed Income III Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

	4.1	Form of Portfolio Management Contract with Money Managers and Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	5.1	Amended and Restated Administrative Agreement with Russell Fund Services Company dated January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

	5.2	Letter Agreement amending and restating Section 6.A of the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

	5.3	Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Administration Agreement (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

(e)	1.1	Amended and Restated Distribution Agreement with Russell Financial Services, Inc. dated April 21, 2009 (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

	1.2	Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

(f)	1.1	Bonus or Profit Sharing Plans (none)

(g)	1.1	Master Custodian Contract with State Street Bank and Trust Company dated August 25, 2009(incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009 )

	1.2	Form of Custodian Contract Fee Schedule dated as of January 1, 2009 (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

	1.3	Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

(h)	1.1	Transfer Agency and Service Agreement dated January 1, 2008 with Russell Investment Company and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

	1.2	Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding Class A, Class C and Class S Shares to the Equity I Fund, Equity Q Fund, Equity II Fund, International Fund and Fixed Income III Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

	1.3	Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding Class Y Shares to the Real Estate Securities Fund, Global Equity Fund, Emerging Markets Fund, Short Duration Bond Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

	1.4	Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell Commodity Strategies Fund (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

	2.1	General forms of Frank Russell Investment Management Company’s Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

	2.2	General forms of Frank Russell Investment Management Company’s Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

	2.3	General form of Frank Russell Investment Management Company’s Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.4	General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

3.1	Letter Agreements regarding fee waivers and waivers and reimbursements (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

3.2	Form of Letter Agreements regarding fee waivers and waivers and reimbursements for the Target Distribution Strategies Funds (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

3.3	Form of Letter Agreements regarding fee waiver and waivers and reimbursements for the Russell Money Market Fund (incorporated by reference to Post-Effective Amendment No. 127 dated November 17, 2009)

3.4	Letter Agreements regarding fee waivers and waivers and reimbursements (to be filed by amendment)

4.1	Form of Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

4.2	Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

6.1	Second Amended and Restated Joint Insurance Agreement dated November 29, 2006 (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

7.1	Amended and Restated Securities Lending Authorization Agreement (filed herewith)

8.1	Agreement and Plan of Reorganization of the Diversified Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

8.2	Agreement and Plan of Reorganization of the Special Growth Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

8.3	Agreement and Plan of Reorganization of the Quantitative Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

8.4	Agreement and Plan of Reorganization of the International Securities Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

	8.5	Agreement and Plan of Reorganization of the Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

	8.6	Guarantee Agreement (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	8.7	Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

	8.8	Form of Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

	8.9	Plan of Liquidation and Dissolution of Sub-Trust of the Russell Flex Equity Fund (Incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	8.10	Plan of Liquidation and Dissolution of Sub-Trust of the Russell Tax-Managed Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

(i)	1.1	Opinion and Consent of Counsel (to be filed by amendment)

(j)	1.1	Other Opinions – PricewaterhouseCoopers, independent auditors of the Registrant (to be filed by amendment)

(k)	1.1	Financial Statements omitted from Item 22 (none)

(l)	1.1	Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m)	1.1	Form of Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

	1.2	Form of Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

(n)	1.1	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

(p)	Codes of Ethics of the following information advisors and sub-advisors:

	1.1	AEW Capital Management, L.P. (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

	1.2	AQR Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

	1.3	AllianceBernstein L.P. (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.4	Altrinsic Global Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

1.5	Ark Asset Management Co., Inc. (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

1.6	Armstrong Shaw Associates Inc. (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

1.7	Arnhold and S. Bleichroeder Advisers, LLC (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.8	Aronson+Johnson+Ortiz, LP (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.9	Arrowstreet Capital, Limited Partnership (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.10	Axiom International Investors LLC (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

1.11	Barclays Global Fund Advisors N.A. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.12	Bear Stearns Asset Management Inc. (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.13	Berkeley Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

1.14	Blackrock Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.15	BlackRock Financial Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.16	The Boston Company Asset Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.17	Brandywine Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 62 dated December 16, 2002)

1.18	Capital International, Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.19	CapitalWorks International Partners (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.20	Chartwell Investment Partners (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

1.21	ClariVest Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.22	Cohen & Steers (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.23	Columbus Circle Investors (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.24	Cornerstone Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.25	David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)

1.26	Delaware International Advisors Limited (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.27	Delaware Management Company (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.28	Delphi Management, Inc. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.29	DePrince, Race & Zollo, Inc. (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

1.30	Drake Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.31	Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

1.32	Equinox Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.33	Fidelity International Limited (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

1.34	Fidelity Management and Research Company (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.35	Foreign & Colonial Emerging Markets Limited (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.36	Franklin Portfolio Associates LLC (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

1.37	Fuller & Thaler Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.38	Gartmore Global Partners (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.39	Geewax, Terker & Company (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.40	Genesis Asset Managers, Ltd. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.41	GlobeFlex Capital, L.P. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.42	Goldman Sachs Asset Management (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.43	Gould Investment Partners LLC (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.44	Harding, Loevner Management, L.P. (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

1.45	Harris Associates, L.P. (incorporated by reference to Post-Effective Amendment No. 117 dated March 24, 2008)

1.46	Heitman Real Estate Securities LLC (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.47	Hyperion Brookfield Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

1.48	Institutional Capital Corporation (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.49	INTECH Investment Management LLC (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

1.50	Iridian Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007)

1.51	INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.52	Jacobs Levy Equity Management, Inc. (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

1.53	J.P. Morgan Investment Management, Inc. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.54	JS Asset Management (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.55	Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.56	Lazard Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.57	Lehman Brothers Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.58	John A. Levin & Co., Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.59	Lincoln Capital Fixed Income Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.60	Logan Circle Partners, L.P. (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.61	Lord, Abbett &Co. (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

1.62	Marsico Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.63	Marvin & Palmer Associates, Inc. (Amended) (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.64	Mastholm Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.65	Merganser Capital Management LP (incorporated by reference to Post-Effective Amendment No. 50 dated January 12, 2001)

1.66	Metropolitan West Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

1.67	MFS Institutional Advisors, Inc. (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.68	Miller, Anderson & Sherrerd, LLP (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.69	Mondrian Investment Partners Limited (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.70	Montag & Caldwell, Inc. (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.71	Montgomery Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.72	Morgan Stanley Investments, LP (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007)

1.73	Netols Asset Management, Inc. ( incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

1.74	Neuberger Berman Management Inc (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

1.75	Next Century Growth Investors, LLC (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.76	Nicholas-Applegate Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

1.77	Numeric Investors, LLC (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.78	Oechsle International Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.79	Pacific Investment Management Company (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

1.80	Palisades Investment Partners, LLC (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.81	PanAgora Asset Management, Inc. (incorporated by reference in Post-Effective Amendment No. 122 dated March 1, 2009)

1.82	Parametric Portfolio Associates (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.83	Peachtree Asset Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.84	Pzena Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.85	Ranger Investment Management, L.P. (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.86	Roxbury Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.87	RREEF America L.L.C. (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

1.88	Russell Investment Group (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.89	Sands Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.90	Schneider Capital Management Corporation (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

1.91	Schroders Capital Management International Limited (incorporated by reference to Post-Effective Amendment No. 55 dated December 21, 2001)

1.92	Security Capital Global Capital Management Group (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.93	Signia Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

1.94	Sirach Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)

1.95	Standish Mellon Asset Management Company LLC (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.96	STW Fixed Income Management Ltd. (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

1.97	Strong Capital Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.98	Suffolk Capital Management Ltd. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.99	Sustainable Growth Advisers, LP (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.100	Systematic Financial Management, L.P. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.101	TCW Asset Management Co. (incorporated by reference to Post-Effective Amendment No. 50 dated January 12, 2001)

1.102	TimesSquare Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated October 19, 2000)

1.103	Tradewinds Global Investors, LLC (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

1.104	Transamerica Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.105	T. Rowe Price Group, Inc. (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.106	Turner Investment Partners (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.107	Tygh Capital Management (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.108	UBS Global Asset Management – Americas (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.109	Weiss, Peck & Greer, L.L.C. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.110	Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.111	Wells Capital Management Incorporated (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.112	Westcap Investors (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.113	Western Asset Management Company (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.114	Westpeak Investment Advisors, L.P. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.115	William Blair & Company, LLC (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

Item 29. Persons Controlled by or Under Common Control with Registrant

None

Item 30. Indemnification (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

Item 31. Business and Other Connections of Investment Advisor

See Registrant’s prospectus sections “Management of the Funds” and “The Money Managers,” and the Statement of Additional Information sections “Structure and Governance—Trustees and Officers,” and “Operation of RIC.”

Item 32. Principal Underwriters

(a)	Russell Investment Funds
(b)	Russell Financial Services, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Financial Services, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and positions and offices with the Registrant and Russell Financial Services, Inc. are set forth below:

Name	Positions and Offices with Registrant	Position and Offices with Underwriter
Carla L. Anderson	None	Assistant Secretary

Jack Bryan	None	Treasurer

Sandra Cavanaugh	Trustee, President and Chief Executive Officer	None

Mark Hansen	None	Director

Gerry Lillis	None	Director, Relationship Management

Gregory J. Lyons	Secretary and Chief Legal Counsel	Secretary

Peter G. Moroni	None	Regional Director

Mary Beth Rhoden	Assistant Secretary	Assistant Secretary

Frank Ryan	None	Chief Financial Officer

Lisa Schneider	None	Director, Client Service

Laura M. Scott	None	Assistant Secretary

Greg J. Stark	None	President, Chief Executive Officer and Chairman

Mark E. Swanson	Treasurer, Chief Accounting Officer and CFO	Director

Anthony Dell	None	Chief Compliance and Anti-Money Laundering Officer

(c)	Inapplicable.

Item 33. Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

RIC	RIMCo
Russell Investment Company	Russell Investment
909 A Street	Management Company
Tacoma, Washington 98402	909 A Street
Tacoma, Washington 98402

RFSC
Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

SS	MM
State Street Bank & Trust Company	Money Managers
Josiah Quincy Building	See, Prospectus Section
200 Newport Avenue	“Money Manager Information”
North Quincy, Massachusetts 02171	for Names and Addresses

Rule 31a-1

(a)		Records forming basis for financial statements - at principal offices of SS, RIC, RIMCo, and MM for each entity
(b)		RIC Records:
	(1)	SS - Journals, etc.
	(2)	SS - Ledgers, etc.
	(3)	Inapplicable
	(4)	RIC - Corporate charter, etc.
	(5)	MM and RIMCo - Brokerage orders
	(6)	MM and RIMCo - Other portfolio purchase orders
	(7)	SS - Contractual commitments
	(8)	SS and RIC - Trial balances
	(9)	MM and RIMCo - Reasons for brokerage allocations
	(10)	MM and RIMCo - Persons authorizing purchases and sales
	(11)	RIC and MM - Files of advisory material
	(12)	—
(c)		Inapplicable
(d)		RIMCo - Broker-dealer records, to the extent applicable
(e)		Inapplicable
(f)		RIMCo and MM - Investment adviser records

Item 34. Management Services

None except as described in Parts A and B.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, has duly caused this Post Effective Amendment No. 131 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 5th day of February, 2010.

RUSSELL INVESTMENT COMPANY
Registrant

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 5, 2010

Signatures	Signatures

/S/ SANDRA CAVANAUGH	/S/ MARK E. SWANSON
Sandra Cavanaugh, Trustee, President and Chief Executive Officer	Mark E. Swanson, Treasurer and Chief Accounting Officer

/S/ THADDAS L. ALSTON	/S/ KRISTIANNE BLAKE
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

/S/ DANIEL P. CONNEALY	/S/ JONATHAN FINE
Daniel P. Connealy, Trustee	Jonathan Fine, Trustee

/S/ RAYMOND P. TENNISON, JR.	/S/ JACK R. THOMPSON
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/S/ JULIE W. WESTON
Julie W. Weston, Trustee

RUSSELL INVESTMENT COMPANY

FILE NO. 2-71299

FILE NO. 811-03153

EXHIBITS

Listed in Part C, Item 23

To Post-Effective Amendment No. 131

and Amendment No. 137

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Amended and Restated Securities Lending Authorization Agreement	(h)7.1